UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-09999

Exact name of registrant as specified in charter:	Prudential Investment Portfolios 2

Address of principal executive offices:	655 Broad Street, 17th Floor
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
655 Broad Street, 17th Floor
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	973-367-7521

Date of fiscal year end:	1/31/2016

Date of reporting period:	1/31/2016

Item 1 – Reports to Stockholders

Fees and Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on August 1, 2015, at the beginning of the period and held through the six-month period ended January 31, 2016.

Actual Expenses

The first line for each Fund in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each Fund in the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Prudential Investment Portfolios 2	1

Fees and Expenses (continued)

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs such as sales charges (loads). Therefore the second line for each Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Prudential Core Taxable Money Market Fund	Beginning Account Value August 1, 2015	Ending Account Value January 31, 2016	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Actual	$1,000.00	$1,001.30	0.01%	$0.05
Hypothetical	$1,000.00	$1,025.16	0.01%	$0.05

Prudential Core Short-Term Bond Fund	Beginning Account Value August 1, 2015	Ending Account Value January 31, 2016	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Actual	$1,000.00	$1,004.20	0.03%	$0.15
Hypothetical	$1,000.00	$1,025.05	0.03%	$0.15

*Fund expenses (net of fee waivers or subsidies, if any) are equal to the annualized expense ratio (provided in the table), multiplied by the average account value over the period, multiplied by the 184 days in the six-month period ended January 31, 2016, and divided by the 365 days in the Fund’s fiscal year ended January 31, 2016 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

2

Prudential Core Taxable Money Market Fund

Portfolio of Investments

as of January 31, 2016

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CERTIFICATES OF DEPOSIT 21.2%
Bank of America NA	0.500%	04/11/16	70,000	$69,993,135
Bank of America NA	0.530%	02/22/16	170,000	170,010,812
Bank of America NA	0.605%(a)	02/22/16	189,000	189,000,000
Bank of Montreal	0.520%	02/01/16	86,000	86,000,000
Bank of Montreal	0.574%(a)	05/09/16	148,000	148,000,000
Bank of Montreal	0.584%(a)	06/13/16	100,000	99,966,774
Bank of Montreal	0.635%(a)	02/22/16	44,000	44,001,819
Bank of Montreal	0.638%(a)	03/04/16	50,000	50,002,667
Bank of Montreal	0.640%	03/24/16	225,500	225,500,000
Bank of Nova Scotia	0.552%(a)	05/16/16	45,000	45,016,477
Bank of Nova Scotia	0.585%(a)	02/22/16	47,000	47,000,611
Bank of Nova Scotia	0.598%(a)	04/29/16	26,000	25,989,744
Bank of Nova Scotia	0.768%(a)	07/26/16	363,000	363,000,000
Bank of Tokyo-Mitsubishi UFJ Ltd.	0.510%	03/15/16	265,000	265,000,000
Bank of Tokyo-Mitsubishi UFJ Ltd.	0.774%(a)	03/10/16	180,000	180,041,413
Canadian Imperial Bank of Commerce	0.400%	02/17/16	89,000	89,000,000
Canadian Imperial Bank of Commerce	0.515%(a)	02/05/16	58,000	58,000,358
Canadian Imperial Bank of Commerce	0.555%(a)	03/14/16	137,000	137,000,000
Canadian Imperial Bank of Commerce	0.600%	03/11/16	272,000	272,000,000
Canadian Imperial Bank of Commerce	0.600%	03/17/16	211,650	211,650,000
Canadian Imperial Bank of Commerce	0.703%(a)	03/24/16	91,000	91,009,319
Citibank NA	0.400%	02/08/16	320,000	320,000,000
Citibank NA	0.580%	04/20/16	90,000	90,000,000
Citibank NA	0.650%	05/19/16	133,000	133,000,000
Citibank NA	0.650%	05/19/16	323,000	323,000,000
Credit Agricole SA	0.550%	03/15/16	220,000	220,000,000
DNB Bank ASA	0.587%(a)	02/25/16	23,000	23,000,346
HSBC Bank PLC	0.588%(a)	02/04/16	57,000	57,000,205
HSBC Bank PLC	0.598%(a)	03/03/16	197,000	197,000,000
HSBC Bank PLC	0.598%(a)	03/03/16	100,000	100,000,000
HSBC Bank PLC	0.683%(a)	03/18/16	11,089	11,091,580
Mitsubishi UFJ Trust & Banking	0.400%	02/16/16	40,000	39,999,157
Mizuho Bank Ltd.	0.410%	02/26/16	223,000	222,993,752
Norinchukin Bank	0.430%	02/08/16	130,000	129,999,998
Norinchukin Bank	0.520%	02/26/16	86,000	86,004,720
Royal Bank of Canada	0.515%	02/10/16	85,475	85,476,987
Royal Bank of Canada	0.544%(a)	04/08/16	40,000	39,994,975
Royal Bank of Canada	0.544%(a)	02/12/16	145,000	145,001,320
Royal Bank of Canada	0.597%(a)	03/23/16	293,000	293,000,000

See Notes to Financial Statements.

Prudential Investment Portfolios 2/Prudential Core Taxable Money Market Fund	3

Prudential Core Taxable Money Market Fund

Portfolio of Investments

as of January 31, 2016 continued

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CERTIFICATES OF DEPOSIT (Continued)
Royal Bank of Canada	0.805%(a)	09/02/16	281,000	$281,000,000
Skandinaviska Enskilda Banken AB	0.682%(a)	04/06/16	189,000	189,000,000
State Street Bank & Trust Co.	0.570%(a)	03/21/16	220,700	220,700,000
State Street Bank & Trust Co.	0.584%(a)	02/10/16	223,000	223,000,000
State Street Bank & Trust Co.	0.748%(a)	08/01/16	281,000	281,000,000
State Street Bank & Trust Co.	0.800%	08/01/16	100,000	100,000,000
Sumitomo Mitsui Banking Corp.	0.410%	02/16/16	240,000	240,000,000
Sumitomo Mitsui Trust Bank Ltd.	0.410%	02/08/16	75,000	75,000,000
Sumitomo Mitsui Trust Bank Ltd.	0.650%	03/14/16	158,000	158,022,967
Svenska Handelsbanken AB	0.751%(a)	07/27/16	275,000	275,000,000
Svenska Handelsbanken AB	0.820%	07/27/16	100,000	100,000,000
Swedbank AB	0.584%(a)	03/10/16	43,000	43,004,596
Toronto-Dominion Bank (The)	0.364%(a)	05/05/16	100,000	100,000,000
Toronto-Dominion Bank (The)	0.500%	04/01/16	100,000	100,000,000
Toronto-Dominion Bank (The)	0.668%(a)	06/06/16	239,000	239,000,000
Wells Fargo Bank NA	0.554%(a)	04/04/16	67,000	67,000,000
Wells Fargo Bank NA	0.566%(a)	05/03/16	135,000	135,000,000
Wells Fargo Bank NA	0.578%(a)	03/02/16	60,000	59,996,705
Wells Fargo Bank NA	0.589%(a)	02/01/16	4,000	4,000,000
Wells Fargo Bank NA	0.594%(a)	03/08/16	230,000	230,000,000
Wells Fargo Bank NA	0.595%(a)	02/17/16	100,000	100,000,000
Wells Fargo Bank NA	0.775%(a)	07/21/16	225,000	225,000,000

				8,829,470,437

COMMERCIAL PAPER 27.1%
ABN AMRO Funding USA LLC, 144A	0.386%(b)	02/09/16	56,000	55,995,271
BASF SE, 144A	0.664%(b)	06/02/16	28,000	27,938,322
BASF SE, 144A	1.183%(b)	01/19/17	100,000	98,872,255
BASF SE, 144A	1.214%(b)	01/06/17	41,000	40,543,026
BMW U.S. Capital LLC, 144A	0.400%(b)	02/29/16	35,000	34,989,111
BMW U.S. Capital LLC, 144A	0.406%(b)	02/26/16	19,770	19,764,508
Caisse Centrale Desjardins du Quebec, 144A	0.422%(b)	02/22/16	41,000	40,990,074
Caisse Centrale Desjardins du Quebec, 144A	0.510%(b)	03/07/16	178,000	177,913,456
Caisse Centrale Desjardins du Quebec, 144A	0.612%(b)	04/01/16	175,000	174,824,963
Caterpillar Financial Services Corp.	0.478%(b)	02/09/16	106,500	106,488,873
CDP Financial, Inc., 144A	0.305%(b)	02/12/16	57,000	56,994,773
CDP Financial, Inc., 144A	0.305%(b)	02/16/16	43,500	43,494,560
CDP Financial, Inc., 144A	0.508%(b)	02/10/16	10,000	9,998,750
CDP Financial, Inc., 144A	0.510%(b)	03/17/16	49,500	49,469,547

See Notes to Financial Statements.

4

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
COMMERCIAL PAPER (Continued)
CDP Financial, Inc., 144A	0.592%(b)	04/14/16	20,000	$19,976,475
CDP Financial, Inc., 144A	0.602%(b)	04/28/16	50,000	49,928,706
CDP Financial, Inc., 144A	0.602%(b)	04/29/16	100,000	99,855,773
Chevron Corp., 144A	0.561%(b)	04/14/16	187,000	186,791,417
Commonwealth Bank of Australia, 144A	0.546%(a)	04/13/16	40,000	40,000,000
Commonwealth Bank of Australia, 144A	0.548%(a)	05/04/16	93,500	93,497,741
CPPIB Capital, Inc., 144A	0.325%(b)	02/02/16	72,445	72,444,356
CPPIB Capital, Inc., 144A	0.367%(b)	03/01/16	237,000	236,931,268
DNB Bank ASA, 144A	0.274%(b)	02/08/16	204,700	204,689,249
DNB Bank ASA, 144A	0.575%(a)	04/21/16	278,000	278,000,000
DNB Bank ASA, 144A	0.604%(a)	03/08/16	97,000	97,000,000
Honeywell International, 144A	0.488%(b)	02/05/16	177,000	176,990,557
HSBC Bank PLC, 144A	0.560%(a)	02/05/16	170,000	170,002,632
HSBC Bank PLC, 144A	0.578%(a)	04/29/16	118,000	118,000,000
HSBC Bank PLC, 144A	0.796%(a)	07/26/16	227,000	227,000,000
International Bank for Reconstruction & Development	0.356%(b)	02/02/16	465,000	464,995,479
International Bank for Reconstruction & Development	0.478%(b)	02/16/16	133,000	132,973,954
International Bank for Reconstruction & Development	0.508%(b)	02/10/16	257,000	256,967,866
International Finance Corp.	0.438%(b)	03/09/16	135,000	134,940,337
JPMorgan Securities LLC, 144A	0.510%(b)	03/18/16	40,000	39,974,443
JPMorgan Securities LLC, 144A	0.616%(a)	02/19/16	23,000	23,002,247
JPMorgan Securities LLC, 144A	0.623%(a)	02/09/16	50,000	50,002,244
JPMorgan Securities LLC, 144A	0.638%(a)	02/02/16	50,000	50,000,000
JPMorgan Securities LLC, 144A	0.644%(a)	05/09/16	150,000	150,000,000
JPMorgan Securities LLC, 144A	0.691%(a)	04/27/16	180,750	180,750,000
KFW, 144A	0.284%(b)	02/01/16	44,000	44,000,000
KFW, 144A	0.406%(b)	02/17/16	265,000	264,952,885
KFW, 144A	0.489%(b)	03/17/16	225,000	224,864,977
KFW, 144A	0.500%(b)	04/01/16	86,000	85,929,761
KFW, 144A	0.551%(b)	04/25/16	75,000	74,905,492
KFW, 144A	0.571%(b)	05/03/16	183,750	183,487,023
KFW, 144A	0.577%(b)	05/02/16	100,000	99,857,176
National Australia Bank Ltd., 144A	0.592%(b)	03/16/16	221,000	220,843,275
Nestle Finance International Ltd.	0.356%(b)	02/09/16	242,000	241,981,177
Nestle Finance International Ltd.	0.367%(b)	03/01/16	80,000	79,976,799
Novartis Finance Corp., 144A	0.325%(b)	02/01/16	77,000	77,000,000

See Notes to Financial Statements.

Prudential Investment Portfolios 2/Prudential Core Taxable Money Market Fund	5

Prudential Core Taxable Money Market Fund

Portfolio of Investments

as of January 31, 2016 continued

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
COMMERCIAL PAPER (Continued)
Ontario Teacher Financial Trust, 144A	0.488%(b)	02/18/16	24,750	$24,744,388
Ontario Teacher Financial Trust, 144A	0.488%(b)	02/22/16	132,065	132,028,007
Ontario Teacher Financial Trust, 144A	0.488%(b)	02/23/16	27,000	26,992,077
Ontario Teacher Financial Trust, 144A	0.530%(b)	03/28/16	50,000	49,959,554
Ontario Teacher Financial Trust, 144A	0.636%(b)	04/11/16	72,000	71,912,697
Ontario Teacher Financial Trust, 144A	0.643%(b)	04/06/16	10,000	9,988,623
Ontario Teacher Financial Trust, 144A	0.715%(b)	05/11/16	48,000	47,906,656
Ontario Teacher Financial Trust, 144A	0.767%(b)	06/13/16	50,000	49,861,450
Ontario Teacher Financial Trust, 144A	0.942%(b)	08/29/16	35,000	34,812,155
Philip Morris International, Inc., 144A	0.396%(b)	02/08/16	100,000	99,992,416
Philip Morris International, Inc., 144A	0.406%(b)	02/09/16	185,000	184,983,555
Philip Morris International, Inc., 144A	0.427%(b)	02/01/16	75,000	75,000,000
Philip Morris International, Inc., 144A	0.427%(b)	02/02/16	240,000	239,997,250
Philip Morris International, Inc., 144A	0.427%(b)	02/03/16	190,000	189,995,566
Province of Quebec, 144A	0.386%(b)	02/05/16	50,000	49,997,889
Province of Quebec, 144A	0.459%(b)	03/22/16	135,000	134,915,614
PSP Capital, Inc., 144A	0.469%(b)	03/16/16	50,000	49,971,886
PSP Capital, Inc., 144A	0.560%(b)	02/22/16	50,000	49,983,952
PSP Capital, Inc., 144A	0.592%(b)	04/06/16	27,000	26,971,722
PSP Capital, Inc., 144A	0.592%(b)	04/07/16	100,000	99,893,656
PSP Capital, Inc., 144A	0.602%(b)	04/18/16	20,000	19,974,758
PSP Capital, Inc., 144A	0.602%(b)	04/19/16	25,000	24,968,038
PSP Capital, Inc., 144A	0.633%(b)	05/02/16	74,000	73,884,014
PSP Capital, Inc., 144A	0.633%(b)	05/03/16	96,000	95,847,878
Sanofi, 144A	0.408%(b)	02/29/16	400,000	399,875,539
Sanofi, 144A	0.408%(b)	03/18/16	87,000	86,955,532
Schlumberger Investment SA, 144A	0.479%(b)	03/09/16	150,000	149,927,536
Schlumberger Investment SA, 144A	0.479%(b)	03/11/16	39,000	38,980,141
Schlumberger Investment SA, 144A	0.489%(b)	03/07/16	90,000	89,957,995
Schlumberger Investment SA, 144A	0.489%(b)	03/08/16	96,000	95,953,913
Schlumberger Investment SA, 144A	0.489%(b)	03/14/16	50,000	49,971,996
Siemens Capital Co. LLC, 144A	0.397%(b)	02/29/16	273,000	272,917,188
Siemens Capital Co. LLC, 144A	0.406%(b)	02/22/16	321,200	321,125,051
Sumitomo Mitsui Banking Corp., 144A	0.541%(b)	03/17/16	191,750	191,622,957
Swedbank AB	0.427%(b)	02/16/16	187,000	186,967,249
Swedbank AB	0.427%(b)	02/18/16	187,000	186,962,882
Toronto-Dominion Holdings USA, Inc., 144A	0.264%(b)	02/08/16	183,000	182,990,745
Total Capital Canada Ltd., 144A	0.592%(b)	04/14/16	392,600	392,138,195
Toyota Motor Credit Corp.	0.284%(b)	02/05/16	100,000	99,996,888

See Notes to Financial Statements.

6

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
COMMERCIAL PAPER (Continued)
Toyota Motor Credit Corp.	0.284%(b)	02/08/16	70,000	$69,996,187
Toyota Motor Credit Corp.	0.597%(a)	02/24/16	258,000	258,000,000
Westpac Banking Corp., 144A	0.537%(a)	03/24/16	82,000	81,998,812
Westpac Banking Corp., 144A	0.545%(a)	04/22/16	200,000	200,000,000

				11,311,713,405

CORPORATE BONDS 1.1%
Apple, Inc., Sr. Unsec’d. Notes	0.384%(a)	05/03/16	43,900	43,909,500
Bank of Nova Scotia, Sr. Unsec’d. Notes	0.912%(a)	03/15/16	6,160	6,161,565
Bank of NY Mellon Corp., Sr. Unsec’d. Notes, MTN	0.666%(a)	03/04/16	10,000	10,001,575
Bank of Tokyo-Mitsubishi UFJ Ltd., Sr. Unsec’d. Notes, 144A	0.857%(a)	02/26/16	10,000	10,001,335
GE Capital International Funding Co., Gtd. Notes, 144A	0.964%	04/15/16	132,669	132,752,399
General Electric Capital Corp., Gtd. Notes, MTN	1.144%(a)	02/08/16	4,500	4,500,649
International American Development Bank, Sr. Unsec’d. Notes, MTN	0.464%(a)	02/11/16	94,000	94,000,425
International Business Machines Corp., Sr. Unsec’d. Notes	0.404%(a)	02/05/16	70,373	70,373,000
Metropolitan Life Global Funding, Inc., Sr. Sec’d. Notes, 144A	0.723%(a)	06/23/16	18,000	17,998,496
Svenska Handelsbanken AB, Sr. Unsec’d. Notes	1.020%(a)	03/21/16	2,950	2,951,570
Volkswagen Group of America Finance LLC, Gtd. Notes, 144A	0.598%(a)	05/23/16	35,284	35,290,858
Wells Fargo Bank NA, Sr. Unsec’d. Notes	0.566%(a)	06/02/16	37,000	37,010,125

				464,951,497

MUNICIPAL BONDS 0.2%
Johns Hopkins University	0.350%	02/25/16	8,000	8,000,000
Texas A&M University	0.400%	03/10/16	37,000	37,000,000
Texas A&M University	0.410%	03/22/16	24,600	24,600,000

				69,600,000

TIME DEPOSITS 3.6%
Australia & New Zealand Banking Group Ltd.	0.360%	02/01/16	260,000	260,000,000
Australia & New Zealand Banking Group Ltd.(c)	0.640%	04/12/16	400,000	400,000,000
Branch Banking & Trust Co.	0.330%	02/01/16	375,000	375,000,000

See Notes to Financial Statements.

Prudential Investment Portfolios 2/Prudential Core Taxable Money Market Fund	7

Prudential Core Taxable Money Market Fund

Portfolio of Investments

as of January 31, 2016 continued

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
TIME DEPOSITS (Continued)
Credit Agricole Corporate & Investment Bank	0.280%	02/01/16	248,748	$248,748,000
U.S. Bank NA	0.320%	02/01/16	227,336	227,336,000

				1,511,084,000

U.S. GOVERNMENT AGENCY OBLIGATIONS 38.6%
Federal Farm Credit Bank	0.367%(a)	07/25/16	127,400	127,378,812
Federal Farm Credit Bank	0.385%(a)	03/14/16	150,000	149,998,393
Federal Farm Credit Bank	0.408%(a)	02/03/16	123,000	123,000,035
Federal Farm Credit Bank	0.419%(a)	10/13/16	233,600	233,600,000
Federal Farm Credit Bank	0.431%(a)	12/28/16	111,000	110,989,855
Federal Farm Credit Bank	0.438%(a)	08/29/16	100,000	99,994,183
Federal Farm Credit Bank	0.448%(a)	05/04/16	97,490	97,501,610
Federal Farm Credit Bank	0.462%(a)	12/12/16	45,000	45,000,000
Federal Farm Credit Bank	0.492%(a)	03/31/16	88,000	87,999,874
Federal Home Loan Bank	0.224%(a)	08/17/16	50,000	49,989,752
Federal Home Loan Bank	0.282%(a)	08/26/16	20,000	19,997,513
Federal Home Loan Bank	0.305%(b)	02/17/16	419,000	418,944,133
Federal Home Loan Bank	0.306%(b)	03/10/16	90,000	89,971,500
Federal Home Loan Bank	0.320%(a)	11/18/16	375,000	375,000,000
Federal Home Loan Bank	0.324%(b)	03/02/16	66,481	66,456,030
Federal Home Loan Bank	0.336%(b)	03/18/16	35,000	34,985,242
Federal Home Loan Bank	0.343%(a)	11/25/16	235,000	235,000,000
Federal Home Loan Bank	0.356%(b)	02/03/16-02/08/16	52,000	51,997,530
Federal Home Loan Bank	0.356%(a)	02/18/16	270,000	270,000,000
Federal Home Loan Bank	0.361%(b)	03/28/16	1,022,000	1,021,436,080
Federal Home Loan Bank	0.367%(b)	03/04/16	560,470	560,290,650
Federal Home Loan Bank	0.370%(a)	07/22/16	73,000	73,000,000
Federal Home Loan Bank	0.371%(a)	08/18/16	87,500	87,497,497
Federal Home Loan Bank	0.381%(a)	08/19/16	169,000	168,995,314
Federal Home Loan Bank	0.382%(b)	02/24/16	290,084	290,014,371
Federal Home Loan Bank	0.385%(a)	03/11/16	145,000	145,002,965
Federal Home Loan Bank	0.386%(b)	02/09/16	500,000	499,958,889
Federal Home Loan Bank	0.387%(b)	04/15/16	180,000	179,859,400
Federal Home Loan Bank	0.387%(a)	08/25/16	181,000	181,000,000
Federal Home Loan Bank	0.393%(a)	03/03/16	221,000	220,999,524
Federal Home Loan Bank	0.396%(b)	02/05/16	487,500	487,478,834
Federal Home Loan Bank	0.399%(a)	09/08/16	180,000	180,000,000
Federal Home Loan Bank	0.400%(b)	02/19/16	502,000	501,887,050

See Notes to Financial Statements.

8

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Federal Home Loan Bank	0.402%(a)	03/14/16	425,000	$425,000,000
Federal Home Loan Bank	0.403%(a)	09/01/16-09/02/16	486,500	486,490,657
Federal Home Loan Bank	0.408%(b)	04/27/16	545,000	544,479,461
Federal Home Loan Bank	0.415%(a)	07/06/16	84,000	84,000,000
Federal Home Loan Bank	0.416%(a)	03/28/16	222,000	222,000,000
Federal Home Loan Bank	0.418%(b)	04/29/16	1,468,000	1,466,528,738
Federal Home Loan Bank	0.469%(b)	02/29/16	389,000	388,860,824
Federal Home Loan Bank	0.470%(a)	06/21/16	455,000	455,000,000
Federal Home Loan Bank	0.486%(a)	03/22/16	325,000	325,000,000
Federal Home Loan Bank	0.488%(b)	02/22/16	30,000	29,991,600
Federal Home Loan Bank	0.499%(a)	10/13/16	300,000	299,978,033
Federal Home Loan Bank	0.508%(b)	02/16/16	47,000	46,990,208
Federal Home Loan Bank	0.510%(b)	03/17/16-03/23/16	868,000	867,504,937
Federal Home Loan Bank	0.521%(a)	04/28/16	222,000	222,000,000
Federal Home Loan Bank	0.537%(a)	07/11/16	205,000	204,995,466
Federal Home Loan Bank	0.545%(a)	07/08/16	100,000	100,000,000
Federal Home Loan Bank	0.565%(a)	01/19/17	263,000	263,000,000
Federal Home Loan Bank	0.588%(a)	08/01/17	250,000	250,000,000
Federal Home Loan Mortgage Corp.	0.386%(a)	02/18/16	584,750	584,746,178
Federal Home Loan Mortgage Corp.	0.393%(a)	09/02/16	266,500	266,500,000
Federal Home Loan Mortgage Corp.	0.416%(a)	09/16/16	323,000	323,000,000
Federal Home Loan Mortgage Corp.	0.420%(a)	07/21/16	98,000	97,997,860
Federal Home Loan Mortgage Corp.	0.429%(a)	01/12/17	34,000	33,992,166
Federal Home Loan Mortgage Corp.	0.431%(a)	04/20/17	290,000	289,946,027
Federal Home Loan Mortgage Corp.	0.471%(a)	04/27/17	380,000	379,904,402
Federal National Mortgage Assoc.	0.441%(a)	01/26/17	53,400	53,386,750
Federal National Mortgage Assoc.	0.514%(a)	10/21/16	118,000	117,979,170

				16,114,497,513

U.S. TREASURY OBLIGATIONS 2.8%
U.S. Treasury Notes	0.250%	04/15/16-05/16/16	483,750	483,707,466
U.S. Treasury Notes	0.375%	03/31/16-05/31/16	402,000	402,101,951
U.S. Treasury Notes	1.750%	05/31/16	291,000	292,439,521

				1,178,248,938

See Notes to Financial Statements.

Prudential Investment Portfolios 2/Prudential Core Taxable Money Market Fund	9

Prudential Core Taxable Money Market Fund

Portfolio of Investments

as of January 31, 2016 continued

Description	Principal Amount (000)#	Value (Note 1)

REPURCHASE AGREEMENTS(d) 6.2%
BNP Paribas Securities Corp., 0.35%, dated 01/29/16, due 02/01/16 in the amount of $896,805,156	896,779	$896,779,000
BNP Paribas Securities Corp., 0.37%, dated 01/29/16, due 02/01/16 in the amount of $375,011,563	375,000	375,000,000
Goldman Sachs & Co., 0.32%, dated 01/29/16, due 02/01/16 in the amount of $500,013,333	500,000	500,000,000
HSBC Securities, Inc., 0.33%, dated 01/29/16, due 02/01/16 in the amount of $300,008,250	300,000	300,000,000
Merrill Lynch, 0.33%, dated 01/29/16, due 02/01/16 in the amount of $132,679,649	132,676	132,676,000
TD Securities (USA) LLC, 0.35%, dated 01/29/16, due 02/01/16 in the amount of $200,005,833	200,000	200,000,000
TD Securities (USA) LLC, 0.36%, dated 01/29/16, due 02/01/16 in the amount of $200,006,000	200,000	200,000,000

		2,604,455,000

TOTAL INVESTMENTS 100.8% (amortized cost $42,084,020,790)(e)		42,084,020,790
Liabilities in excess of other assets (0.8)%		(326,211,922)

NET ASSETS 100.0%		$41,757,808,868

The following abbreviations are used in the annual report.

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

FHLMC—Federal Home Loan Mortgage Corp.

FNMA—Federal National Mortgage Association

MTN—Medium Term Note

OTC—Over-the-counter

#	Principal amount shown in U.S. dollars unless otherwise stated.
(a)	Variable rate instrument. The interest rate shown reflects the rate in effect at January 31, 2016.

See Notes to Financial Statements.

10

(b)	Represents zero coupon bond. Rate quoted represents yield-to-maturity at purchase date.
(c)	Indicates a security that has been deemed illiquid. (unaudited)
(d)	The aggregate value of Repurchase Agreements is $2,604,455,000. Repurchase agreements are collateralized by FHLMC (coupon rates 0.500%-7.500%, maturity dates 08/25/16-01/01/46), FNMA (coupon rates 0.000%-7.500%, maturity dates 02/09/16-01/01/46), U.S. Treasury Securities (coupon rates 0.000%-6.375%, maturity dates 02/11/16-02/15/45), with the aggregate value, including accrued interest, of $2,656,549,463. Repurchase Agreements are subject to contractual netting agreements. For further detail on individual repurchase agreements and the corresponding counterparty, see the Portfolio of Investments.
(e)	The cost of securities for federal income tax purposes is substantially the same as for financial reporting purposes.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of January 31, 2016 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Certificates of Deposit	$—	$8,829,470,437	$—
Commercial Paper	—	11,311,713,405	—
Corporate Bonds	—	464,951,497	—
Municipal Bonds	—	69,600,000	—
Time Deposits	—	1,511,084,000	—
U.S. Government Agency Obligations	—	16,114,497,513	—
U.S. Treasury Obligations	—	1,178,248,938	—
Repurchase Agreements	—	2,604,455,000	—

Total	$—	$42,084,020,790	$—

See Notes to Financial Statements.

Prudential Investment Portfolios 2/Prudential Core Taxable Money Market Fund	11

Prudential Core Taxable Money Market Fund

Portfolio of Investments

as of January 31, 2016 continued

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of January 31, 2016 were as follows (Unaudited):

U.S. Government Agency Obligations	38.6%
Commercial Paper	27.1
Certificates of Deposit	21.2
Repurchase Agreements	6.2
Time Deposits	3.6
U.S. Treasury Obligations	2.8
Corporate Bonds	1.1%
Municipal Bonds	0.2

100.8
Liabilities in excess of other assets	(0.8)

100.0%

See Notes to Financial Statements.

12

Prudential Core Taxable Money Market Fund

Statement of Assets & Liabilities

as of January 31, 2016

Assets
Investments, at amortized cost which approximates fair value	$42,084,020,790
Cash	101
Interest receivable	9,130,432
Prepaid expenses	44,235

Total Assets	42,093,195,558

Liabilities
Payable for investments purchased	335,081,432
Management fee payable	182,064
Accrued expenses and other liabilities	101,445
Affiliated transfer agent fee payable	16,667
Dividends payable	5,082

Total Liabilities	335,386,690

Net Assets	$41,757,808,868

Net assets were comprised of:
Shares of beneficial interest, at par	$41,757,787
Paid-in capital in excess of par	41,716,007,444

41,757,765,231
Undistributed net investment income	43,637

Net assets, January 31, 2016	$41,757,808,868

Net asset value and redemption price per share ($41,757,808,868 / 41,757,786,579 shares of $.001 par value common stock issued and outstanding)	$1.00

See Notes to Financial Statements.

Prudential Investment Portfolios 2/Prudential Core Taxable Money Market Fund	13

Prudential Core Taxable Money Market Fund

Statement of Operations

Year Ended January 31, 2016

Net Investment Income
Income
Interest income (net of foreign withholding taxes of $112,307)	$87,939,694

Expenses
Management fee	2,140,634
Custodian and accounting fees	194,000
Transfer agent’s fees and expenses (including affiliated expense of $100,000)	103,000
Insurance expenses	82,000
Audit fee	24,000
Legal fees and expenses	20,000
Trustees’ fees	11,000
Shareholders’ reports	7,000
Miscellaneous	31,842

Total expenses	2,613,476

Net investment income	85,326,218

Realized Gain on Investments
Net realized gain on investment transactions	731,698

Net Increase In Net Assets Resulting From Operations	$86,057,916

See Notes to Financial Statements.

14

Prudential Core Taxable Money Market Fund

Statement of Changes in Net Assets

	Year Ended January 31,
	2016	2015
Increase (Decrease) in Net Assets
Operations
Net investment income	$85,326,218	$58,473,232
Net realized gain on investment transactions	731,698	434,838

Net increase in net assets resulting from operations	86,057,916	58,908,070

Dividends and distributions from net investment income and net realized gains (Note 1)	(86,029,922)	(58,910,344)

Fund share transactions (Note 6)
Net proceeds from shares sold	322,681,351,489	274,232,461,445
Net asset value of shares issued in reinvestment of dividends and distributions	91,532,647	57,613,148
Cost of shares reacquired	(324,600,309,300)	(269,093,963,593)

Net increase (decrease) in net assets from Fund share transactions	(1,827,425,164)	5,196,111,000

Total increase (decrease)	(1,827,397,170)	5,196,108,726

Net Assets:
Beginning of year	43,585,206,038	38,389,097,312

End of year (a)	$41,757,808,868	$43,585,206,038

(a) Includes undistributed net investment income of:	$43,637	$15,643

See Notes to Financial Statements.

Prudential Investment Portfolios 2/Prudential Core Taxable Money Market Fund	15

Prudential Core Short-Term Bond Fund

Portfolio of Investments

as of January 31, 2016

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
LONG-TERM INVESTMENTS 83.0%

ASSET-BACKED SECURITIES 32.3%

Non-Residential Mortgage-Backed Securities 19.9%
Ally Auto Receivables Trust,
Series 2013-1, Class A3	0.630%	05/15/17	264	$264,292
Series 2013-2, Class A3	0.790	01/15/18	2,274	2,273,286
Series 2014-2, Class A2	0.680	07/17/17	4,346	4,344,433
Series 2014-3, Class A2	0.810	09/15/17	2,647	2,646,486
Series 2015-2, Class A2B	0.856(a)	03/15/18	7,000	7,001,393
Series 2015-SN1, Class A2A	0.930	06/20/17	4,973	4,967,143
American Express Credit Account Master Trust,
Series 2013-1, Class A	0.846(a)	02/16/21	38,600	38,596,754
Series 2013-3, Class A	0.980	05/15/19	4,250	4,253,111
Series 2014-1, Class A	0.796(a)	12/15/21	10,000	9,973,355
Series 2014-2, Class A	1.260	01/15/20	2,000	2,006,755
American Express Credit Account Sec’d. Note Trust, Series 2012-4, Class A	0.666(a)	05/15/20	18,000	17,987,528
Bank of America Credit Card Trust,
Series 2007-A4, Class A4	0.466(a)	11/15/19	21,227	21,138,553
Series 2014-A1, Class A	0.806(a)	06/15/21	15,129	15,104,588
Series 2014-A2, Class A	0.696(a)	09/16/19	25,450	25,461,030
Bank of The West Auto Trust,
Series 2014-1, Class A2, 144A	0.690	07/17/17	3,415	3,413,246
Series 2014-1, Class A3, 144A	1.090	03/15/19	9,000	8,978,059
BMW Vehicle Lease Trust,
Series 2015-1, Class A2B	0.746(a)	02/21/17	14,809	14,802,952
Series 2015-2, Class A2B	0.956(a)	09/20/18	10,500	10,509,514
CarMax Auto Owner Trust,
Series 2013-2, Class A3	0.640	01/16/18	5,228	5,222,950
Series 2014-3, Class A2	0.550	08/15/17	249	248,720
Series 2014-4, Class A2B	0.696(a)	02/15/18	4,845	4,844,249
Series 2015-3, Class A2B	0.876(a)	11/15/18	9,700	9,698,547
Series 2015-4, Class A2B	1.026(a)	04/15/19	7,000	7,007,542
Series 2016-1, Class A2B	—(b)	04/15/19	6,000	6,000,000
Chase Issuance Trust,
Series 2007-A2, Class A2	0.476(a)	04/15/19	4,186	4,175,484
Series 2007-A3, Class A3	5.230	04/15/19	8,846	9,235,389
Series 2013-A3, Class A3	0.706(a)	04/15/20	725	723,410

See Notes to Financial Statements.

16

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
ASSET-BACKED SECURITIES (Continued)

Non-Residential Mortgage-Backed Securities (cont’d.)
Series 2013-A6, Class A6	0.846%(a)	07/15/20	28,000	$27,996,329
Series 2015-A1, Class A1	0.746(a)	02/18/20	19,000	18,988,174
Series 2015-A3, Class A3	0.676(a)	04/15/19	10,000	9,987,961
Chrysler Capital Auto Receivables Trust,
Series 2013-BA, Class A3, 144A	0.850	05/15/18	2,962	2,960,105
Series 2014-BA, Class A2, 144A	0.690	09/15/17	734	733,880
Series 2015-AA, Class A2, 144A	0.810	11/15/17	5,787	5,784,482
Series 2015-BA, Class A2, 144A	1.460	12/17/18	12,000	12,006,396
Citibank Credit Card Issuance Trust,
Series 2006-A3, Class A3	5.300	03/15/18	5,061	5,087,358
Series 2006-A7, Class A7	0.572(a)	12/17/18	13,000	12,978,961
Series 2007-A8, Class A8	5.650	09/20/19	6,030	6,461,003
Series 2013-A2, Class A2	0.707(a)	05/26/20	20,500	20,428,674
Series 2013-A4, Class A4	0.847(a)	07/24/20	10,000	9,994,120
Series 2013-A6, Class A6	1.320	09/07/18	15,000	15,037,530
Series 2014-A2, Class A2	1.020	02/22/19	5,800	5,803,860
Discover Card Execution Note Trust,
Series 2014-A1, Class A1	0.856(a)	07/15/21	27,100	27,004,193
Series 2014-A3, Class A3	1.220	10/15/19	1,900	1,904,177
Series 2014-A4, Class A4	2.120	12/15/21	17,400	17,699,341
Series 2015-A1, Class A1	0.776(a)	08/17/20	24,000	23,982,398
Fifth Third Auto Trust,
Series 2014-2, Class A2B	0.586(a)	04/17/17	151	150,812
Series 2014-3, Class A2A	0.570	05/15/17	1,674	1,673,295
Ford Credit Auto Lease Trust,
Series 2014-A, Class A3	0.680	04/15/17	2,069	2,068,337
Series 2014-B, Class A2B	0.586(a)	03/15/17	938	937,616
Series 2015-A, Class A2B	0.706(a)	12/15/17	6,206	6,202,653
Ford Credit Auto Owner Trust, Series 2013-B, Class A3	0.570	10/15/17	1,243	1,242,826
GE Equipment Midticket LLC, Series 2013-1, Class A3	0.950	03/22/17	270	269,879
GE Equipment Small Ticket LLC, Series 2013-1A, Class A3, 144A	1.020	02/24/17	718	718,335
GM Financial Automobile Leasing Trust,
Series 2014-2A, Class A2, 144A	0.730	02/20/17	2,491	2,489,031
Series 2015-1, Class A2	1.100	12/20/17	5,601	5,594,100

See Notes to Financial Statements.

Prudential Investment Portfolios 2/Prudential Core Short-Term Bond Fund	17

Prudential Core Short-Term Bond Fund

Portfolio of Investments

as of January 31, 2016 continued

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
ASSET-BACKED SECURITIES (Continued)

Non-Residential Mortgage-Backed Securities (cont’d.)
Series 2015-3, Class A2B	1.006%(a)	06/20/18	5,400	$5,402,776
Honda Auto Receivables Owner Trust,
Series 2013-2, Class A3	0.530	02/16/17	2,784	2,782,459
Series 2015-3, Class A2	0.920	11/20/17	5,300	5,300,894
Hyundai Auto Lease Securitization Trust,
Series 2015-A, Class A2, 144A	1.000	10/16/17	8,440	8,442,230
Series 2016-A, Class A2B, 144A	0.981(a)	07/16/18	5,000	5,000,000
MBNA Credit Card Master Note Trust, Series 2004-A3, Class A3	0.686(a)	08/16/21	9,000	8,952,567
Mercedes-Benz Auto Lease Trust,
Series 2014-A, Class A3	0.680	12/15/16	9,035	9,032,701
Series 2015-A, Class A3	1.100	08/15/17	9,100	9,100,461
Series 2015-B, Class A2B	0.946(a)	01/16/18	5,600	5,604,431
Nissan Auto Lease Trust,
Series 2014-B, Class A2B	0.676(a)	04/17/17	8,677	8,670,739
Series 2015-B, Class A2B	0.956(a)	12/15/17	7,800	7,805,720
Porsche Innovative Lease Owner Trust, Series 2014-1, Class A2, 144A	0.650	01/20/17	878	878,223
SunTrust Auto Receivables Trust, Series 2015-1A, Class A3, 144A	1.420	09/16/19	2,080	2,072,085
TAL Advantage LLC, Series 2006-1A, Class NOTE, 144A	0.616(a)	04/20/21	250	249,609
World Omni Auto Receivables Trust,
Series 2013-A, Class A3	0.640	04/16/18	1,168	1,166,316
Series 2013-B, Class A3	0.830	08/15/18	11,726	11,710,027
Series 2014-B, Class A2B	0.656(a)	01/16/18	1,726	1,724,962
Series 2015-B, Class A2B	0.826(a)	07/15/19	6,500	6,497,420
World Omni Automobile Lease Securitization Trust, Series 2014-A, Class A2B	0.636(a)	03/15/17	6,962	6,951,420

				594,409,635

Residential Mortgage-Backed Securities 12.4%
ABFC Trust,
Series 2003-AHL1, Class A1	4.184	03/25/33	478	477,128
Series 2003-OPT1, Class A3	1.107(a)	04/25/33	928	879,427
Series 2004-HE1, Class M1	1.327(a)	03/25/34	1,100	1,005,574
Series 2004-OPT5, Class A4	1.677(a)	06/25/34	6,476	6,016,461

See Notes to Financial Statements.

18

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
ASSET-BACKED SECURITIES (Continued)

Residential Mortgage-Backed Securities (cont’d.)
Accredited Mortgage Loan Trust, Series 2004-4, Class A2D	1.122%(a)	01/25/35	1,676	$1,585,134
ACE Securities Corp. Home Equity Loan Trust,
Series 2003-HE1, Class M2	2.977(a)	11/25/33	117	102,385
Series 2003-OP1, Class M1	1.477(a)	12/25/33	2,424	2,283,194
Series 2004-FM1, Class M1	1.327(a)	09/25/33	545	508,688
Series 2004-OP1, Class M1	1.207(a)	04/25/34	4,541	4,180,435
Aegis Asset-Backed Securities Trust, Mortgage Pass-Through Certificates, Series 2004-2, Class A1	1.027(a)	06/25/34	106	105,186
Ameriquest Mortgage Securities, Inc., Asset-Backed Pass-Through Certificates,
Series 2003-1, Class M1	1.772(a)	02/25/33	7,406	6,946,653
Series 2003-8, Class M1	1.472(a)	10/25/33	3,314	3,134,199
Series 2003-9, Class AV2	1.102(a)	09/25/33	275	255,769
Series 2003-11, Class AV2	1.162(a)	12/25/33	379	365,607
Series 2003-12, Class M1	1.547(a)	01/25/34	469	431,706
Series 2004-R5, Class M1	1.297(a)	07/25/34	695	616,134
Series 2005-R9, Class AF4	5.444	11/25/35	885	907,905
Series 2005-R9, Class AF5	5.818	11/25/35	1,808	1,812,235
Series 2005-R11, Class A2D	0.757(a)	01/25/36	160	156,596
Amortizing Residential Collateral Trust, Series 2002-BC5, Class M2	2.227(a)	07/25/32	83	69,022
Argent Securities, Inc.,
Series 2003-W2, Class M4	6.050(a)	09/25/33	1,000	919,739
Series 2003-W3, Class M2	3.122(a)	09/25/33	12,586	11,969,424
Series 2003-W5, Class M1	1.472(a)	10/25/33	62	60,556
Argent Securities, Inc., Asset-Backed Pass-Through Certificates,
Series 2003-W4, Class M1	1.622(a)	10/25/33	3,568	3,499,374
Series 2004-W5, Class M1	1.322(a)	04/25/34	343	321,717
Series 2004-W6, Class AV2	1.327(a)	05/25/34	488	460,067
Series 2004-W6, Class M1	1.252(a)	05/25/34	620	587,379
Series 2004-W7, Class M1	1.247(a)	05/25/34	18,267	17,338,911
Series 2004-W8, Class A2	1.387(a)	05/25/34	139	136,745

See Notes to Financial Statements.

Prudential Investment Portfolios 2/Prudential Core Short-Term Bond Fund	19

Prudential Core Short-Term Bond Fund

Portfolio of Investments

as of January 31, 2016 continued

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
ASSET-BACKED SECURITIES (Continued)

Residential Mortgage-Backed Securities (cont’d.)
Asset-Backed Securities Corp. Home Equity Loan Trust,
Series 2003-HE5, Class M2	3.276%(a)	09/15/33	346	$292,593
Series 2003-HE6, Class A2	1.107(a)	11/25/33	193	181,785
Series 2004-HE2, Class M1	1.252(a)	04/25/34	298	278,276
Series 2004-HE3, Class M1	1.237(a)	06/25/34	342	318,448
Bear Stearns Asset-Backed Securities I Trust,
Series 2004-HE7, Class M1	1.327(a)	08/25/34	4,738	4,445,935
Series 2004-HE10, Class M1	1.397(a)	12/25/34	1,216	1,136,800
Bear Stearns Asset-Backed Securities Trust,
Series 2003-3, Class M1	1.657(a)	06/25/43	783	709,446
Series 2004-1, Class M1	1.402(a)	06/25/34	3,589	3,392,224
Series 2004-HE2, Class M1	1.322(a)	03/25/34	4,965	4,727,464
CDC Mortgage Capital Trust,
Series 2003-HE3, Class M1	1.477(a)	11/25/33	3,776	3,477,624
Series 2003-HE4, Class M1	1.397(a)	03/25/34	1,329	1,252,353
Chase Funding Trust,
Series 2002-2, Class 2A1	0.927(a)	05/25/32	404	378,520
Series 2003-1, Class 2A2	1.087(a)	11/25/32	561	529,948
Series 2003-2, Class 2A2	0.982(a)	02/25/33	406	339,591
Citigroup Global Markets Mortgage Securities VII, Inc., Series 2002-CIT1, Class M1	1.522(a)	03/25/32	2,604	2,523,334
Conseco Finance Corp., Series 2001-C, Class M1	1.126(a)	08/15/33	687	663,882
Countrywide Asset-Backed Certificates,
Series 2002-3, Class M1	1.552(a)	03/25/32	53	51,338
Series 2003-2, Class 3A	0.926(a)	08/26/33	494	432,651
Series 2003-BC4, Class M1	1.477(a)	07/25/33	282	264,344
Series 2004-1, Class M1	1.177(a)	03/25/34	961	917,673
Series 2004-ECC1, Class M1	1.372(a)	11/25/34	3,365	3,161,448
Credit Suisse First Boston Mortgage Securities Corp., Series 2001-HE25, Class M1	2.027(a)	03/25/32	429	402,737
Credit-Based Asset Servicing and Securitization LLC,
Series 2003-CB5, Class M1	1.442(a)	11/25/33	964	912,280
Series 2004-CB3, Class M1	1.202(a)	03/25/34	510	465,173
Equifirst Mortgage Loan Trust, Series 2003-1, Class M2	3.277(a)	12/25/32	108	102,906

See Notes to Financial Statements.

20

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
ASSET-BACKED SECURITIES (Continued)

Residential Mortgage-Backed Securities (cont’d.)
Equity One Mortgage Pass-Through Trust, Series 2003-1, Class M1	4.860%(a)	08/25/33	113	$113,121
Finance America Mortgage Loan Trust, Series 2004-3, Class M1	1.297(a)	11/25/34	9,908	9,422,005
First Franklin Mortgage Loan Trust, Series 2004-FF5, Class A1	1.147(a)	08/25/34	345	325,964
Fremont Home Loan Trust,
Series 2003-B, Class M1	1.477(a)	12/25/33	549	521,145
Series 2004-1, Class M1	1.102(a)	02/25/34	2,015	1,828,532
Series 2004-2, Class M1	1.282(a)	07/25/34	853	732,978
Series 2004-B, Class M1	1.297(a)	05/25/34	5,505	5,091,934
Series 2004-C, Class M1	1.402(a)	08/25/34	5,731	5,323,358
GE-WMC Asset-Backed Pass-Through Certificates, Series 2005-1, Class A2C	1.147(a)	10/25/35	1,142	1,131,323
GSAMP Trust,
Series 2003-FM1, Class M2	3.201(a)	03/20/33	83	77,195
Series 2004-FM1, Class M1	1.402(a)	11/25/33	6,107	5,699,544
Series 2004-FM1, Class M2	2.527(a)	11/25/33	113	109,737
Series 2004-NC1, Class M1	1.247(a)	03/25/34	2,844	2,653,464
Home Equity Asset Trust,
Series 2002-3, Class M1	1.777(a)	02/25/33	847	814,730
Series 2002-4, Class M1	1.927(a)	03/25/33	709	683,277
Series 2003-2, Class M1	1.747(a)	08/25/33	1,502	1,382,582
Series 2003-3, Class M1	1.717(a)	08/25/33	1,686	1,598,768
Series 2003-4, Class M1	1.627(a)	10/25/33	7,648	6,976,392
Series 2003-8, Class M1	1.507(a)	04/25/34	659	599,278
Series 2004-1, Class M1	1.372(a)	06/25/34	11,578	10,797,023
Series 2004-2, Class M1	1.222(a)	07/25/34	3,117	2,908,827
Series 2004-3, Class M1	1.282(a)	08/25/34	2,359	2,240,822
HSBC Home Equity Loan Trust,
Series 2007-2, Class M2	0.796(a)	07/20/36	1,000	942,303
Series 2007-3, Class M2	2.926(a)	11/20/36	3,500	3,494,774
HSI Asset Securitization Corp. Trust, Series 2006-OPT4, Class 2A4	0.677(a)	03/25/36	1,400	1,172,995
Long Beach Mortgage Loan Trust,
Series 2003-3, Class M1	1.552(a)	07/25/33	1,574	1,464,906
Series 2003-4, Class M1	1.447(a)	08/25/33	1,990	1,881,996

See Notes to Financial Statements.

Prudential Investment Portfolios 2/Prudential Core Short-Term Bond Fund	21

Prudential Core Short-Term Bond Fund

Portfolio of Investments

as of January 31, 2016 continued

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
ASSET-BACKED SECURITIES (Continued)

Residential Mortgage-Backed Securities (cont’d.)
Series 2004-1, Class M1	1.177%(a)	02/25/34	24,037	$22,604,721
Series 2004-2, Class M1	1.217(a)	06/25/34	6,594	6,352,512
Series 2004-3, Class M1	1.282(a)	07/25/34	5,976	5,734,573
MASTR Asset-Backed Securities Trust,
Series 2004-OPT2, Class A1	1.127(a)	09/25/34	806	720,942
Series 2004-OPT2, Class A2	1.127(a)	09/25/34	170	156,727
Series 2004-WMC3, Class M1	1.252(a)	10/25/34	2,056	1,933,109
Merrill Lynch Mortgage Investors Trust,
Series 2003-WMC2, Class M2	3.277(a)	02/25/34	237	239,867
Series 2004-HE2, Class A1A	1.227(a)	08/25/35	51	47,926
Series 2004-HE2, Class M1	1.627(a)	08/25/35	1,005	947,434
Series 2004-WMC1, Class M2	2.077(a)	10/25/34	1,731	1,679,425
Morgan Stanley ABS Capital I, Inc. Trust,
Series 2002-NC6, Class M1	1.927(a)	11/25/32	597	587,535
Series 2003-HE1, Class M1	1.627(a)	05/25/33	2,364	2,229,518
Series 2003-NC5, Class M1	1.702(a)	04/25/33	4,472	4,420,993
Series 2003-NC5, Class M3	3.877(a)	04/25/33	105	102,704
Series 2003-NC8, Class M1	1.477(a)	09/25/33	1,756	1,657,646
Series 2003-NC8, Class M2	3.052(a)	09/25/33	185	162,022
Series 2003-NC10, Class M1	1.447(a)	10/25/33	368	345,918
Series 2004-HE1, Class A4	1.167(a)	01/25/34	1,253	1,206,529
Series 2004-HE5, Class M1	1.372(a)	06/25/34	1,186	1,110,445
Series 2004-HE7, Class M1	1.327(a)	08/25/34	3,607	3,281,058
Series 2004-HE8, Class M1	1.387(a)	09/25/34	19,810	18,067,388
Series 2004-NC1, Class M1	1.477(a)	12/27/33	1,311	1,261,376
Series 2004-NC5, Class M1	1.327(a)	05/25/34	733	665,001
Series 2004-WMC2, Class M1	1.342(a)	07/25/34	1,537	1,461,090
Morgan Stanley Dean Witter Capital I, Inc., Series 2003-NC3, Class M1	1.777(a)	03/25/33	764	729,729
Morgan Stanley Dean Witter Capital I, Inc. Trust,
Series 2002-AM2, Class M1	1.552(a)	05/25/32	669	629,714
Series 2002-AM3, Class M2	3.427(a)	02/25/33	210	202,017
Series 2002-NC5, Class M1	1.837(a)	10/25/32	700	658,125
Series 2002-NC5, Class M2	2.827(a)	10/25/32	97	87,400
New Century Home Equity Loan Trust,
Series 2003-4, Class M1	1.552(a)	10/25/33	4,968	4,758,362
Series 2003-6, Class M1	1.507(a)	01/25/34	7,859	7,280,905

See Notes to Financial Statements.

22

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
ASSET-BACKED SECURITIES (Continued)

Residential Mortgage-Backed Securities (cont’d.)
Series 2004-1, Class M1	1.312%(a)	05/25/34	5,911	$5,369,101
Series 2004-3, Class M1	1.357(a)	11/25/34	12,150	10,663,869
Series 2004-4, Class M1	1.192(a)	02/25/35	16,377	14,552,459
Option One Mortgage Acceptance Corp., Asset-Backed Certificates, Series 2002-6, Class M1	1.552(a)	11/25/32	79	75,285
Option One Mortgage Loan Trust,
Series 2004-1, Class M1	1.327(a)	01/25/34	1,749	1,620,106
Series 2004-2, Class M1	1.222(a)	05/25/34	4,557	4,183,917
Popular ABS Mortgage Pass-Through Trust, Series 2004-4, Class M1	4.699	09/25/34	812	765,720
Quest Trust, Series 2006-X2, Class A2, 144A	0.717(a)	08/25/36	5,358	4,165,775
Renaissance Home Equity Loan Trust, Series 2003-1, Class A	1.287(a)	06/25/33	313	295,369
Residential Asset Mortgage Product,
Series 2004-RS3, Class AI4	5.335(a)	03/25/34	576	606,594
Series 2004-RS8, Class AI5	5.980	08/25/34	9,461	9,769,854
Residential Asset Securities Corp.,
Series 2003-KS11, Class AI5	5.550	01/25/34	4,223	4,423,434
Series 2004-KS1, Class AI5	5.221	02/25/34	3,982	4,116,736
Series 2004-KS3, Class AI5	4.770	04/25/34	6,994	7,281,986
Series 2004-KS5, Class AI5	5.100	06/25/34	10,308	10,393,615
Saxon Asset Securities Trust,
Series 2001-2, Class M1	1.217(a)	03/25/31	484	417,030
Series 2001-3, Class M1	1.597(a)	07/25/31	84	80,864
Series 2003-3, Class M2	2.822(a)	12/25/33	102	90,653
Series 2004-2, Class AF3	5.230(a)	08/25/35	3,236	3,255,115
Securitized Asset-Backed Receivables LLC Trust, Series 2004-NC1, Class M1	1.207(a)	02/25/34	4,921	4,552,705
Specialty Underwriting & Residential Finance Trust,
Series 2003-BC1, Class M1	1.627(a)	01/25/34	326	312,081
Series 2003-BC3, Class M1	1.402(a)	08/25/34	5,786	5,527,155
Series 2004-BC1, Class M1	1.192(a)	02/25/35	1,736	1,585,391
Series 2004-BC4, Class A1B	1.227(a)	10/25/35	832	779,092
Series 2006-BC1, Class A2C	0.627(a)	12/25/36	120	119,079

See Notes to Financial Statements.

Prudential Investment Portfolios 2/Prudential Core Short-Term Bond Fund	23

Prudential Core Short-Term Bond Fund

Portfolio of Investments

as of January 31, 2016 continued

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
ASSET-BACKED SECURITIES (Continued)

Residential Mortgage-Backed Securities (cont’d.)
Structured Asset Investment Loan Trust,
Series 2003-BC1, Class A2	1.107%(a)	01/25/33	214	$203,556
Series 2004-2, Class A4	1.132(a)	03/25/34	14,818	13,431,519
Series 2004-4, Class A4	1.227(a)	04/25/34	3,782	3,478,912
Structured Asset Securities Corp. Mortgage Loan Trust, Series 2006-OW1, Class A4, 144A	0.627(a)	12/25/35	343	321,377
Wells Fargo Home Equity Asset-Backed Securities Trust, Series 2004-2, Class A21B	1.267(a)	10/25/34	45	43,612

				372,285,768

TOTAL ASSET-BACKED SECURITIES (cost $919,084,000)				966,695,403

COMMERCIAL MORTGAGE-BACKED SECURITIES 14.3%
Banc of America Commercial Mortgage Trust, Series 2007-2, Class A1A	5.739	04/10/49	8,175	8,366,463
Boca Hotel Portfolio Trust, Series 2013-BOCA, Class A, 144A	1.576(a)	08/15/26	4,569	4,559,584
Carefree Portfolio Trust, Series 2014-CARE, Class A, 144A	1.746(a)	11/15/19	15,000	14,978,680
CDGJ Commercial Mortgage Trust, Series 2014-BXCH, Class A, 144A	1.826(a)	12/15/27	23,965	23,664,524
Citigroup Commercial Mortgage Trust, Series 2012-GC8, Class A1	0.685	09/10/45	378	376,751
COBALT CMBS Commercial Mortgage Trust,
Series 2006-C1, Class A1A	5.199	08/15/48	11,052	11,277,231
Series 2006-C1, Class A4	5.223	08/15/48	2,666	2,705,254
COMM Mortgage Trust,
Series 2006-C8, Class A1A	5.292	12/10/46	5,596	5,704,622
Series 2014-UBS2, Class A2	2.820	03/10/47	8,050	8,247,741
DBUBS Mortgage Trust, Series 2011-LC3A, Class A2	3.642	08/10/44	8,816	8,841,974
GE Business Loan Trust,
Series 2004-2A, Class A, 144A	0.646(a)	12/15/32	1,371	1,350,859
Series 2006-2A, Class A, 144A	0.606(a)	11/15/34	4,108	3,893,059
GE Commercial Mortgage Corp. Trust, Series 2007-C1, Class A1A	5.483(a)	12/10/49	2,373	2,442,873

See Notes to Financial Statements.

24

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
GS Mortgage Securities Trust, Series 2006-GG8, Class A4	5.560%	11/10/39	14,313	$14,456,481
Hyatt Hotel Portfolio Trust, Series 2015-HYT, Class A, 144A	1.676(a)	11/15/29	8,000	7,959,382
JPMBB Commercial Mortgage Securities Trust,
Series 2013-C12, Class A3	3.272	07/15/45	10,000	10,279,065
Series 2013-C15, Class A2FL, 144A	1.076(a)	11/15/45	1,000	994,510
Series 2014-C21, Class A2	2.892	08/15/47	10,000	10,292,169
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2007-CB18, Class A1A	5.431(a)	06/12/47	4,850	4,954,643
Series 2007-CB19, Class A1A	5.889(a)	02/12/49	13,630	14,215,170
Series 2010-C2, Class A1, 144A	2.749	11/15/43	60	60,033
Series 2011-C4, Class A2, 144A	3.341	07/15/46	8,972	8,981,599
Series 2011-C5, Class A2	3.149	08/15/46	7,969	8,023,822
Series 2012-C8, Class A2	1.797	10/15/45	3,281	3,288,066
Series 2012-LC9, Class A2	1.677	12/15/47	800	799,881
Series 2014-FL5, Class A, 144A	1.406(a)	07/15/31	11,448	11,313,391
Series 2014-PHH, Class A, 144A	1.626(a)	08/15/27	21,065	20,843,116
Merrill Lynch Mortgage Trust, Series 2007-C1, Class A3FL, 144A	0.895(a)	06/12/50	3,991	3,981,117
ML-CFC Commercial Mortgage Trust,
Series 2006-3, Class A1A	5.409	07/12/46	6,405	6,479,470
Series 2006-4, Class A3	5.172	12/12/49	5,701	5,791,583
Series 2007-6, Class A2	5.331	03/12/51	560	564,442
Series 2007-6, Class A2FL, 144A	0.564(a)	03/12/51	27,592	27,504,155
Series 2007-8, Class ASB	6.005	08/12/49	41	41,234
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2012-C6, Class A1	0.664	11/15/45	115	114,239
Morgan Stanley Capital I Trust,
Series 2007-IQ14, Class A2FL	0.586(a)	04/15/49	6,712	6,695,581
Series 2011-C3, Class A2	3.224	07/15/49	1,133	1,140,924
SCG Trust, Series 2013-SRP1, Class A, 144A	1.826(a)	11/15/26	9,000	9,014,146
Starwood Retail Property Trust, Series 2014-STAR, Class A, 144A	1.646(a)	11/15/27	20,000	19,693,272
UBS-Barclays Commercial Mortgage Trust, Series 2012-C4, Class A3	2.533	12/10/45	21,000	21,253,783

See Notes to Financial Statements.

Prudential Investment Portfolios 2/Prudential Core Short-Term Bond Fund	25

Prudential Core Short-Term Bond Fund

Portfolio of Investments

as of January 31, 2016 continued

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
Wachovia Bank Commercial Mortgage Trust,
Series 2006-C25, Class A5	5.950%	05/15/43	15,573	$15,589,142
Series 2006-C27, Class A1A	5.749	07/15/45	25,905	26,068,336
Series 2006-C27, Class A3	5.765	07/15/45	14,820	14,807,515
Series 2006-C28, Class A1A	5.559	10/15/48	11,798	11,951,901
Series 2006-C28, Class A4	5.572	10/15/48	10,111	10,242,152
Series 2006-C29, Class A1A	5.297	11/15/48	3,863	3,928,571
Series 2007-C30, Class A3	5.246	12/15/43	333	332,740
Series 2007-C33, Class A1A	6.149	02/15/51	5,422	5,681,025
Series 2007-C34, Class A1A	5.608	05/15/46	24,973	25,841,825

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $443,573,560)				429,588,096

CORPORATE BONDS 34.4%

Auto Manufacturers 2.1%
American Honda Finance Corp. (Japan),
Sr. Unsec’d. Notes, 144A	0.782(a)	05/26/16	22,500	22,520,385
Sr. Unsec’d. Notes, MTN	1.117(a)	10/07/16	7,000	7,014,504
Harley-Davidson Financial Services, Inc., Gtd. Notes, 144A	2.250	01/15/19	7,000	7,059,801
Volkswagen International Finance NV (Germany), Gtd. Notes, 144A	0.804(a)	11/18/16	25,000	24,668,150

				61,262,840

Banks 13.0%
ABN AMRO Bank NV (Netherlands), Sr. Unsec’d. Notes, 144A	0.862(a)	06/06/16	30,000	29,996,910
Australia & New Zealand Banking Group Ltd. (Australia), Unsec’d. Notes, 144A	0.802(a)	07/15/16	21,000	20,986,938
Bank of America Corp., Sr. Unsec’d. Notes	3.750	07/12/16	23,000	23,265,305
Bank of Montreal (Canada), Sr. Unsec’d. Notes, MTN	1.300	07/15/16	30,000	30,058,590
Bank of Nova Scotia (Canada), Sr. Unsec’d. Notes	0.658(a)	02/23/17	25,000	24,992,750
Canadian Imperial Bank of Commerce (Canada), Sr. Unsec’d. Notes	1.140(a)	07/18/16	25,000	25,027,725

See Notes to Financial Statements.

26

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Banks (cont’d.)
Citigroup, Inc., Sr. Unsec’d. Notes	1.082%(a)	11/24/17	30,000	$29,923,860
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	1.036(a)	03/22/16	27,750	27,753,996
JPMorgan Chase & Co., Sr. Unsec’d. Notes, MTN	1.027(a)	02/26/16	30,000	30,001,710
Morgan Stanley, Sr. Unsec’d. Notes	1.750	02/25/16	27,365	27,383,773
MUFG Union Bank NA, Sr. Unsec’d. Notes	1.500	09/26/16	22,569	22,608,473
Nordea Bank AB (Sweden), Sr. Unsec’d. Notes, 144A	1.366(a)	09/17/18	16,000	16,035,648
Royal Bank of Canada (Canada), Sr. Unsec’d. Notes, MTN	0.594(a)	02/03/17	30,000	29,959,830
UBS AG (Switzerland), Sr. Unsec’d. Notes, MTN	1.800	03/26/18	10,000	10,016,510
US Bank NA, Sr. Unsec’d. Notes, MTN	1.450	01/29/18	24,000	23,979,360
Wells Fargo Bank NA, Sr. Unsec’d. Notes, MTN	1.358(a)	01/22/18	16,700	16,719,639

				388,711,017

Biotechnology 0.4%
Gilead Sciences, Inc., Sr. Unsec’d. Notes	1.850	09/04/18	12,000	12,092,400

Brokerage 0.1%
Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes, MTN(c)	3.000	05/25/10	50,000	4,125,000

Computers 1.0%
Hewlett Packard Enterprise Co., Sr. Unsec’d. Notes, 144A	2.353(a)	10/05/17	30,000	30,082,140

Diversified Financial Services 1.3%
American Express Credit Corp., Sr. Unsec’d. Notes	1.128(a)	07/29/16	15,300	15,293,880
Capital One Bank USA NA, Sr. Unsec’d. Notes	1.300	06/05/17	25,000	24,916,275

				40,210,155

See Notes to Financial Statements.

Prudential Investment Portfolios 2/Prudential Core Short-Term Bond Fund	27

Prudential Core Short-Term Bond Fund

Portfolio of Investments

as of January 31, 2016 continued

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Electric 1.1%
Black Hills Corp., Sr. Unsec’d. Notes	2.500%	01/11/19	12,000	$11,937,012
Georgia Power Co., Sr. Unsec’d. Notes	0.832(a)	03/15/16	20,000	19,997,360

				31,934,372

Gas 0.2%
CenterPoint Energy, Inc., Sr. Unsec’d. Notes	5.950	02/01/17	4,377	4,553,445

Healthcare—Products 0.3%
Baxter International, Inc., Sr. Unsec’d. Notes	0.950	06/01/16	10,000	9,996,790

Healthcare—Services 0.5%
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	1.070(a)	01/17/17	16,000	16,006,800

Insurance 1.3%
Metropolitan Life Global Funding I, Sec’d. Notes, 144A	0.997(a)	04/10/17	20,000	19,974,160
Principal Life Global Funding II, Sr. Sec’d. Notes, 144A	0.777(a)	05/27/16	20,000	20,009,680

				39,983,840

Leisure Time 0.6%
Carnival Corp., Gtd. Notes	1.200	02/05/16	17,000	17,000,374

Media 1.2%
NBCUniversal Enterprise, Inc., Gtd. Notes, 144A	1.159(a)	04/15/16	35,000	34,998,180

Non-Captive Finance 0.8%
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN	0.975(a)	12/20/16	23,000	22,918,580

Oil & Gas 1.8%
Chevron Corp., Sr. Unsec’d. Notes	0.889	06/24/16	8,700	8,704,820
Husky Oil Ltd. (Canada), Sr. Unsec’d. Notes	7.550	11/15/16	30,560	31,177,587
Shell International Finance BV (Netherlands), Gtd. Notes	1.250	11/10/17	14,700	14,665,352

				54,547,759

See Notes to Financial Statements.

28

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Oil & Gas Services 1.4%
Cameron International Corp., Sr. Unsec’d. Notes	1.150%	12/15/16	12,000	$11,907,480
Schlumberger Holdings Corp., Sr. Unsec’d. Notes, 144A	1.900	12/21/17	30,000	29,895,300

				41,802,780

Pharmaceuticals 2.6%
GlaxoSmithKline Capital, Inc. (United Kingdom), Gtd. Notes	0.700	03/18/16	37,500	37,504,275
Merck & Co., Inc., Sr. Unsec’d. Notes	0.554(a)	05/18/16	40,000	40,010,560

				77,514,835

Retail 2.3%
CVS Health Corp., Sr. Unsec’d. Notes	1.200	12/05/16	25,000	24,993,200
Lowe’s Cos, Inc., Sr. Unsec’d. Notes	1.102(a)	09/14/18	5,000	5,008,670
McDonald’s Corp., Sr. Unsec’d., MTN	2.100	12/07/18	15,000	15,132,375
Walgreens Boots Alliance, Inc., Sr. Unsec’d. Notes	0.814(a)	05/18/16	25,000	24,978,275

				70,112,520

Telecommunications 2.4%
AT&T, Inc., Sr. Unsec’d. Notes	0.741(a)	02/12/16	7,000	6,999,552
Cisco Systems, Inc., Sr. Unsec’d. Notes	0.702(a)	03/03/17	35,000	35,007,945
Verizon Communications, Inc.,
Sr. Unsec’d. Notes	2.042(a)	09/15/16	10,000	10,058,870
Sr. Unsec’d. Notes	2.500	09/15/16	20,590	20,752,064

				72,818,431

TOTAL CORPORATE BONDS (cost $1,064,036,333)				1,030,672,258

MUNICIPAL BOND 0.8%

California
University of California Rev., Fltg. Rate Notes, Taxable, Series Y-1 (cost $25,000,000)	0.928(a)	07/01/41	25,000	24,995,750

See Notes to Financial Statements.

Prudential Investment Portfolios 2/Prudential Core Short-Term Bond Fund	29

Prudential Core Short-Term Bond Fund

Portfolio of Investments

as of January 31, 2016 continued

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
NON-CORPORATE FOREIGN AGENCY 1.2%
Sinopec Group Overseas Development 2014 Ltd. (China), Gtd. Notes, 144A (cost $36,275,000)	1.397%(a)	04/10/17	36,275	$36,185,764

TOTAL LONG-TERM INVESTMENTS (cost $2,487,968,893)				2,488,137,271

			Shares
SHORT-TERM INVESTMENTS 18.3%

AFFILIATED MONEY MARKET MUTUAL FUND 2.1%
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $61,723,429)(Note 3)(d)			61,723,429	61,723,429

			Principal Amount (000)#
COMMERCIAL PAPER(e) 13.9%
Amphenol Corp., 144A	0.712	02/08/16	11,000	10,998,570
Amphenol Corp., 144A	0.968	02/04/16	10,000	9,999,300
Anheuser-Busch InBev Worldwide, Inc., 144A	1.601	01/13/17	25,000	24,778,500
BASF SE, 144A	1.214	01/05/17	25,000	24,784,500
BAT International Finance PLC, 144A	0.692	02/05/16	10,000	9,999,100
Commonwealth Edison Co., 144A	0.712	02/12/16	9,000	8,998,380
Commonwealth Edison Co., 144A	0.733	02/04/16	12,000	11,999,160
Deutsche Telekom AG, 144A	0.968	02/04/16	15,000	14,998,650
Dominion Resources, Inc., 144A	0.848	03/21/16	10,000	9,992,503
Dominion Resources, Inc., 144A	0.879	02/29/16	10,000	9,995,700
Duke Energy Corp., 144A	0.835	02/10/16	5,000	4,999,250
Duke Energy Corp., 144A	0.876	02/19/16	15,000	14,995,650
Duke Energy Corp., 144A	1.020	02/05/16	10,000	9,999,100
Edison International, 144A	0.774	02/26/16	15,000	14,994,150
Electricite de France, 144A	1.560	01/09/17	20,000	19,720,200
Encana Corp., 144A	1.204	02/04/16	30,000	29,997,900
Enterprise Products Operating LLC, 144A	0.815	02/16/16	20,000	19,995,200
Enterprise Products Operating LLC, 144A	0.835	02/23/16	10,000	9,996,569
ERAC USA Finance LLC, 144A	1.023	03/15/16	10,000	9,993,500
ERP Operating LP, 144A	1.020	02/02/16	5,000	4,999,750
Exelon Generation Co. LLC, 144A	0.971	03/03/16	5,000	4,997,625
FMC Technologies, Inc., 144A	0.866	02/17/16	10,000	9,997,500

See Notes to Financial Statements.

30

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
COMMERCIAL PAPER(e) (Continued)
FMC Technologies, Inc.	0.917%	02/01/16	8,800	$8,799,648
NextEra Energy Capital Holdings, Inc., 144A	0.733	02/09/16	25,000	24,996,500
Spectra Energy Partners LP, 144A	0.835	02/09/16	8,000	7,998,880
Spectra Energy Partners LP, 144A	0.866	02/18/16	16,100	16,095,653
Spectra Energy Partners LP, 144A	0.886	02/22/16	4,000	3,998,680
TransCanada American Investments Ltd., 144A	1.246	02/16/16	10,000	9,997,300
TransCanada Pipelines Ltd., 144A	1.023	03/23/16	15,000	14,978,750
UnitedHealth Group, Inc., 144A	0.815	02/25/16	10,000	9,996,500
Virginia Electric and Power Co.	0.692	02/22/16	10,000	9,996,900
Virginia Electric and Power Co.	0.815	02/01/16	8,400	8,399,748
Volvo Treasury NA LP, 144A	0.794	02/23/16	8,300	8,297,178

TOTAL COMMERCIAL PAPER (cost $414,531,030)				414,786,494

TIME DEPOSITS 2.0%
DuPont Teijin Films U.S. LP(f)	0.800	02/26/16	20,000	20,000,000
Liberty Property LP(f)	0.800	02/19/16	5,000	5,000,000
Liberty Property LP(f)	0.800	02/25/16	20,000	20,000,000
Weingarten Realty Corp.	0.750	02/01/16	15,000	15,000,000

TOTAL TIME DEPOSITS (cost $60,000,000)				60,000,000

U.S. GOVERNMENT AGENCY OBLIGATION(e) 0.3%
Federal Home Loan Bank(g) (cost $9,998,498)	0.305	02/19/16	10,000	9,998,700

TOTAL SHORT-TERM INVESTMENTS (cost $546,252,957)				546,508,623

TOTAL INVESTMENTS 101.3% (cost $3,034,221,850)(Note 5)				3,034,645,894
Liabilities in excess of other assets(h)(1.3)%				(40,179,302)

NET ASSETS 100.0%				$2,994,466,592

The following abbreviations are used in the annual report:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

ABS—Asset-Backed Security

CMBS—Collateralized Mortgage-Backed Security

See Notes to Financial Statements.

Prudential Investment Portfolios 2/Prudential Core Short-Term Bond Fund	31

Prudential Core Short-Term Bond Fund

Portfolio of Investments

as of January 31, 2016 continued

LIBOR—London Interbank Offered Rate

MTN—Medium Term Note

OTC—Over-the-counter

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
(a)	Variable rate instrument. The interest rate shown reflects the rate in effect at January 31, 2016.
(b)	Interest rate not available as of January 31, 2016.
(c)	Represents issuer in default on interest payments and/or principal repayments; non-income producing security. Such security may be post maturity.
(d)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.
(e)	Rate quoted represents yield-to-maturity as of purchase date.
(f)	Indicates a security that has been deemed illiquid. (unaudited)
(g)	Represents security, or a portion thereof, segregated as collateral for swap agreements.
(h)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Interest rate swap agreements outstanding at January 31, 2016:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC swap agreements:
25,000	02/01/16	0.588%	3 Month LIBOR(1)	$(55,390)	$—	$(55,390)	Bank of Nova Scotia
25,000	03/04/16	0.505%	3 Month LIBOR(1)	(40,067)	—	(40,067)	Bank of America
50,000	03/15/16	0.546%	3 Month LIBOR(1)	(83,908)	—	(83,908)	Deutsche Bank AG
25,000	04/13/16	0.925%	3 Month LIBOR(1)	(81,420)	—	(81,420)	Bank of Nova Scotia
10,000	05/10/16	0.860%	3 Month LIBOR(1)	(19,801)	—	(19,801)	Bank of Nova Scotia
15,000	05/16/16	0.890%	3 Month LIBOR(1)	(31,822)	—	(31,822)	Bank of Nova Scotia
5,000	05/22/16	0.909%	3 Month LIBOR(1)	(11,088)	—	(11,088)	Bank of Nova Scotia
25,000	06/06/16	0.499%	3 Month LIBOR(1)	797	—	797	Bank of Nova Scotia
20,000	07/29/16	0.680%	3 Month LIBOR(1)	(4,257)	—	(4,257)	Bank of Nova Scotia
25,000	12/06/16	0.575%	3 Month LIBOR(1)	6,781	—	6,781	Bank of Nova Scotia

See Notes to Financial Statements.

32

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC swap agreements (cont’d.):
8,400	06/15/17	2.880%	3 Month LIBOR(1)	$(275,577)	$—	$(275,577)	Barclays Capital Group
13,000	05/16/18	4.531%	3 Month LIBOR(1)	(1,195,513)	—	(1,195,513)	Barclays Capital Group
20,000	02/18/20	4.762%	3 Month LIBOR(1)	(3,295,084)	—	(3,295,084)	Royal Bank of Scotland Group PLC
20,000	06/01/20	1.235%	3 Month LIBOR(1)	(66,000)	—	(66,000)	Bank of Nova Scotia

				$(5,152,349)	$—	$(5,152,349)

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at January 31, 2016	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements:
25,000	04/28/16	0.557%	3 Month LIBOR(1)	$213	$4,378	$4,165
25,000	05/02/16	0.536%	3 Month LIBOR(1)	213	5,183	4,970
40,000	07/15/16	0.800%	3 Month LIBOR(1)	—	(31,263)	(31,263)
30,000	09/13/16	1.036%	3 Month LIBOR(1)	285	(74,989)	(75,274)
50,000	09/19/16	0.774%	3 Month LIBOR(1)	275	(41,036)	(41,311)
20,000	11/13/16	0.598%	3 Month LIBOR(1)	—	8,629	8,629
20,000	12/13/16	0.726%	3 Month LIBOR(1)	200	(11,198)	(11,398)
15,000	03/04/17	0.828%	3 Month LIBOR(1)	188	(23,089)	(23,277)
30,000	12/14/17	1.054%	3 Month LIBOR(1)	217	(134,621)	(134,838)
10,000	01/26/18	0.935%	3 Month LIBOR(1)	173	(18,549)	(18,722)
24,000	01/28/18	0.909%	3 Month LIBOR(1)	204	(31,385)	(31,589)
10,000	01/08/19	1.344%	3 Month LIBOR(1)	190	(101,930)	(102,120)
17,000	06/17/19	1.784%	3 Month LIBOR(1)	226	(408,637)	(408,863)
10,100	07/03/19	1.734%	3 Month LIBOR(1)	195	(225,676)	(225,871)
7,350	07/22/19	1.781%	3 Month LIBOR(1)	183	(176,549)	(176,732)
9,650	06/18/20	1.743%	3 Month LIBOR(1)	—	(218,215)	(218,215)
10,000	12/15/20	3.855%	3 Month LIBOR(1)	—	(1,224,552)	(1,224,552)

				$2,762	$(2,703,499)	$(2,706,261)

A U.S. Government Agency Obligation with a market value of $1,759,771 has been segregated with Citigroup Global Markets to cover requirements for open centrally cleared interest rate swap contracts at January 31, 2016.

(1)	The Fund pays the fixed rate and receives the floating rate.

See Notes to Financial Statements.

Prudential Investment Portfolios 2/Prudential Core Short-Term Bond Fund	33

Prudential Core Short-Term Bond Fund

Portfolio of Investments

as of January 31, 2016 continued

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of January 31, 2016 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Non-Residential Mortgage-Backed Securities	$—	$594,409,635	$—
Residential Mortgage-Backed Securities	—	372,285,768	—
Commercial Mortgage-Backed Securities	—	429,588,096	—
Corporate Bonds	—	1,030,672,258	—
Municipal Bond	—	24,995,750	—
Non-Corporate Foreign Agency	—	36,185,764	—
Affiliated Money Market Mutual Fund	61,723,429	—	—
Commercial Paper	—	414,786,494	—
Time Deposits	—	60,000,000	—
U.S. Government Agency Obligation	—	9,998,700	—
Other Financial Instruments*
OTC interest rate swaps	—	(5,152,349)	—
Centrally cleared interest rate swaps	—	(2,706,261)	—

Total	$61,723,429	$2,965,063,855	$—

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument, and OTC swap contracts which are recorded at fair value.

See Notes to Financial Statements.

34

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of January 31, 2016 were as follows (Unaudited):

Non-Residential Mortgage-Backed Securities	19.9%
Commercial Mortgage-Backed Securities	14.3
Commercial Paper	13.9
Banks	13.0
Residential Mortgage-Backed Securities	12.4
Pharmaceuticals	2.6
Telecommunications	2.4
Retail	2.3
Affiliated Money Market Mutual Fund	2.1
Auto Manufacturers	2.1
Time Deposits	2.0
Oil & Gas	1.8
Oil & Gas Services	1.4
Diversified Financial Services	1.3
Insurance	1.3
Non-Corporate Foreign Agency	1.2
Media	1.2
Electric	1.1
Computers	1.0
Municipal Bond	0.8
Non-Captive Finance	0.8
Leisure Time	0.6
Healthcare—Services	0.5
Biotechnology	0.4
U.S. Government Agency Obligation	0.3
Healthcare—Products	0.3
Gas	0.2
Brokerage	0.1

101.3
Liabilities in excess of other assets	(1.3)

100.0%

The Fund invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is interest rate risk. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of January 31, 2016 as presented in the Statement of Assets and Liabilities:

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Interest rate contracts	Due from/to broker—variation margin swaps	$17,764	*	Due from/to broker—variation margin swaps	$2,724,025	*
Interest rate contracts	Unrealized appreciation on OTC swap agreements	7,578		Unrealized depreciation on OTC swap agreements	5,159,927

Total		$25,342			$7,883,952

*	Includes cumulative appreciation/depreciation as reported in the schedule of centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

See Notes to Financial Statements.

Prudential Investment Portfolios 2/Prudential Core Short-Term Bond Fund	35

Prudential Core Short-Term Bond Fund

Portfolio of Investments

as of January 31, 2016 continued

The effects of derivative instruments on the Statement of Operations for the year ended January 31, 2016 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Swaps
Interest rate contracts	$(5,808,373)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Swaps
Interest rate contracts	$2,454,994

For the year ended January 31, 2016, the Fund’s average notional amount in USD (000) for interest rate swaps was $728,300.

Offsetting of OTC derivative assets and liabilities:

The Fund invested in OTC derivatives during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives, where the legal right to set-off exists, is presented in the summary below.

Counterparty	Gross amounts of recognized assets(1)	Gross amounts available for offset	Collateral Received(3)	Net Amount
Bank of America	$—	$—	$—	$—
Bank of Nova Scotia	7,578	(7,578)	—	—
Barclays Capital Group	—	—	—	—
Deutsche Bank AG	—	—	—	—
Royal Bank of Scotland Group PLC	—	—	—	—

$7,578

See Notes to Financial Statements.

36

Counterparty	Gross amounts of recognized liabilities(2)	Gross amounts available for offset	Collateral Pledged(3)	Net Amount
Bank of America	$(40,067)	$—	$—	$(40,067)
Bank of Nova Scotia	(269,778)	7,578	—	(262,200)
Barclays Capital Group	(1,471,090)	—	1,351,815	(119,275)
Deutsche Bank AG	(83,908)	—	—	(83,908)
Royal Bank of Scotland Group PLC	(3,295,084)	—	3,099,575	(195,509)

	$(5,159,927)

(1)	Includes unrealized appreciation on swaps and forwards, premiums paid on swap agreements and market value of purchased options.
(2)	Includes unrealized depreciation on swaps and forwards, premiums received on swap agreements and market value of written options.
(3)	Amounts shown reflect actual collateral received or pledged by the Fund. Such amounts are applied up to 100% of the Fund’s OTC derivative exposure by counterparty.

See Notes to Financial Statements.

Prudential Investment Portfolios 2/Prudential Core Short-Term Bond Fund	37

Prudential Core Short-Term Bond Fund

Statement of Assets & Liabilities

as of January 31, 2016

Assets
Investments at value:
Unaffiliated investments (cost $2,972,498,421)	$2,972,922,465
Affiliated investments (cost $61,723,429)	61,723,429
Cash	26,021
Dividends and interest receivable	4,717,878
Tax reclaim receivable	22,050
Unrealized appreciation on OTC swap agreements	7,578
Receivable for investments sold	1,529
Prepaid expenses	14,994

Total assets	3,039,435,944

Liabilities
Payable for investments purchased	39,409,174
Unrealized depreciation on OTC swap agreements	5,159,927
Due to broker—variation margin swaps	220,046
Accrued expenses and other liabilities	90,686
Management fee payable	62,143
Affiliated transfer agent fee payable	16,684
Dividends payable	10,692

Total liabilities	44,969,352

Net Assets	$2,994,466,592

Net assets were comprised of:
Shares of beneficial interest, at par	$322,790
Paid-in capital in excess of par	3,267,912,261

3,268,235,051
Undistributed net investment income	4,907,731
Accumulated net realized loss on investment transactions	(271,241,624)
Net unrealized depreciation on investments	(7,434,566)

Net assets, January 31, 2016	$2,994,466,592

Net asset value and redemption price per share ($2,994,466,592 / 322,790,438 shares of $.001 par value common stock issued and outstanding)	$9.28

See Notes to Financial Statements.

38

Prudential Core Short-Term Bond Fund

Statement of Operations

Year Ended January 31, 2016

Net Investment Income
Income
Interest income (net of foreign withholding taxes of $12,832)	$46,584,708
Affiliated dividend income	201,454

Total income	46,786,162

Expenses
Management fee	720,164
Custodian and accounting fees	109,000
Transfer agent’s fees and expenses (including affiliated expense of $100,000)	100,000
Audit fee	34,000
Insurance expenses	33,000
Legal fees and expenses	18,000
Trustees’ fees	11,000
Shareholders’ reports	9,000
Miscellaneous	21,558

Total expenses	1,055,722

Net investment income	45,730,440

Realized And Unrealized Gain (Loss) On Investments
Net realized gain (loss) on:
Investment transactions	26,605,014
Swap agreement transactions	(5,808,373)

20,796,641

Net change in unrealized appreciation (depreciation) on:
Investments	(34,792,776)
Swap agreements	2,454,994

(32,337,782)

Net loss on investment transactions	(11,541,141)

Net Increase In Net Assets Resulting From Operations	$34,189,299

See Notes to Financial Statements.

Prudential Investment Portfolios 2/Prudential Core Short-Term Bond Fund	39

Prudential Core Short-Term Bond Fund

Statement of Changes in Net Assets

	Year Ended January 31,
	2016	2015
Increase (Decrease) in Net Assets
Operations
Net investment income	$45,730,440	$62,261,861
Net realized gain (loss) on investment transactions	20,796,641	(7,653,752)
Net change in unrealized appreciation (depreciation) on investments	(32,337,782)	(7,468,101)

Net increase in net assets resulting from operations	34,189,299	47,140,008

Dividends from net investment income (Note 1)	(52,157,681)	(46,447,865)

Fund share transactions (Note 6)
Net proceeds from shares sold	60,600,000	—
Net asset value of shares issued in reinvestment of dividends	52,147,100	46,473,100
Cost of shares reacquired	(752,316,716)	(83,000,000)

Net decrease in net assets from Fund share transactions	(639,569,616)	(36,526,900)

Total decrease	(657,537,998)	(35,834,757)

Net Assets:
Beginning of year	3,652,004,590	3,687,839,347

End of year(a)	$2,994,466,592	$3,652,004,590

(a) Includes undistributed net investment income of:	$4,907,731	$3,234,695

See Notes to Financial Statements.

40

Notes to Financial Statements

Prudential Investment Portfolios 2 (the “Core Fund”) is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (“1940 Act”).

The Core Fund consists of six separate series—the Prudential Core Taxable Money Market Fund (the “Money Market Fund”), the Prudential Core Short-Term Bond Fund (the “Short-Term Bond Fund”), the Short-Term Municipal Bond Fund, the National Municipal Money Market Fund, the Government Money Market Fund and the Treasury Money Market Fund (each, a “Fund” and collectively, the “Funds” or “Core Fund”). The Short-Term Municipal Bond Fund, the National Municipal Money Market Fund, the Government Money Market Fund and the Treasury Money Market Fund have not yet commenced operations.

Pursuant to the investment policy changes approved by the Board at its meeting in September 2015, on or about March 30, 2016 the Money Market Fund will change its name to Prudential Core Ultra Short Bond Fund and will be managed as an ultra-short bond fund (the “Repositioning”). Following the Repositioning, the Money Market Fund will adopt new investment policies and strategies and will no longer be subject to the requirements of Rule 2a-7 under the Investment Company Act of 1940. As a result, the Money Market Fund will no longer be permitted to transact with a stable net asset value (NAV) and will be required to move to a fluctuating NAV. Following the Repositioning, it is expected that the Money Market Fund will continue to invest in a diversified portfolio of short-term debt obligations issued by the US Government, its agencies and instrumentalities, as well as commercial paper, asset-backed securities, funding agreements, variable rate demand notes, bills, notes and other obligations issued by banks, corporations and other companies (including trust structures), obligations issued by foreign banks, companies or foreign governments, and municipal bonds and notes, and other debt obligations issued or guaranteed by the US Government and government-related entities. In addition, the Money Market Fund’s investment objective, subadviser, benchmark, and portfolio management team will remain the same for the present time. While the Money Market Fund will no longer be subject to Rule 2a-7 or maintain a stable NAV, it is currently intended that the Money Market Fund will continue to abide by appropriate limits relating to credit quality, liquidity, and maturity

The investment objective of the Money Market Fund is current income consistent with the preservation of capital and the maintenance of liquidity.

Prudential Investment Portfolios 2	41

Notes to Financial Statements

continued

The investment objective of the Short-Term Bond Fund is income consistent with the relative stability of principal.

Shares of the Money Market Fund and the Short-Term Bond Fund are available only to investment companies managed by Prudential Investments LLC (“PI”) and certain investment advisory clients of the subadviser. At January 31, 2016, 100% of the shares outstanding were owned by such entities of which 3 shareholders held 82.5% of outstanding shares of the Short-Term Bond Fund and 1 shareholder held 11.1% of outstanding shares of the Money Market Fund.

Note 1. Accounting Policies

The Funds follow investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services—Investment Companies. The following accounting policies conform to U.S. generally accepted accounting principles. The Funds consistently follow such policies in the preparation of their financial statements.

Securities Valuation: Each Fund holds securities and other assets that are fair valued at the close of each day the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Trustees (the “Board”) has adopted Valuation Procedures for security valuation under which fair valuation responsibilities have been delegated to Prudential Investments LLC (“PI” or “Manager”). Under the current Valuation Procedures, the established Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures permit the Funds to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly-scheduled quarterly meeting.

Various inputs determine how each Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the table following the Portfolio of Investments.

Common and preferred stocks, exchange-traded funds and derivative instruments, such as futures or options, that are traded on a national securities exchange are

42

valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy.

In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Common and preferred stocks traded on foreign securities exchanges are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. Such securities are valued using model prices to the extent that the valuation meets the established confidence level for each security. If the confidence level is not met or the vendor does not provide a model price, securities are valued in accordance with exchange-traded common and preferred stocks discussed above.

Participatory Notes (P-notes) are generally valued based upon the value of a related underlying security that trades actively in the market and are classified as Level 2 in the fair value hierarchy.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the OTC market are generally valued at prices provided by approved independent pricing vendors. The pricing vendors provide these prices after evaluating observable inputs including, but not limited to yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations, and reported trades. Securities valued using such vendor prices are classified as Level 2 in the fair value hierarchy.

The Money Market Fund’s securities of sufficient credit quality are valued using amortized cost method, which approximates fair value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal

Prudential Investment Portfolios 2	43

Notes to Financial Statements

continued

amount due at maturity and cost. These securities are categorized as Level 2 in the fair value hierarchy.

OTC derivative instruments are generally valued using pricing vendor services, which derive the valuation based on inputs such as underlying asset prices, indices, spreads, interest rates, and exchange rates. These instruments are categorized as Level 2 in the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are generally valued at the daily settlement price determined by the respective exchange. These securities are classified as Level 2 in the fair value hierarchy, as the daily settlement price is not public.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Restricted and Illiquid Securities: Subject to guidelines adopted by the Board, the Money Market Fund may invest up to 5% and the Short-Term Bond Fund may invest up to 15% of their respective net assets in illiquid securities, including those which are restricted as to disposition under securities law (“restricted securities”). Restricted securities are valued pursuant to the valuation procedures noted above. Illiquid securities are those that, because of the absence of a readily available market or due to legal or contractual restrictions on resale, cannot be sold within seven days in the ordinary course of business at approximately the amount at which the Fund has

44

valued the investment. Therefore, the Fund may find it difficult to sell illiquid securities at the time considered most advantageous by its Subadviser and may incur expenses that would not be incurred in the sale of securities that were freely marketable. Certain securities that would otherwise be considered illiquid because of legal restrictions on resale to the general public may be traded among qualified institutional buyers under Rule 144A of the Securities Act of 1933. These Rule 144A securities, as well as commercial paper that is sold in private placements under Section 4(2) of the Securities Act, may be deemed liquid by the Fund’s Subadviser under the guidelines adopted by the Trustees of the Fund. However, the liquidity of the Fund’s investments in Rule 144A securities could be impaired if trading does not develop or declines.

Repurchase Agreements: In connection with transactions in repurchase agreements with United States financial institutions, it is each Fund’s policy that its custodian or designated subcustodians under triparty repurchase agreements, as the case may be, take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transactions, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or, if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

Loan Participations: The Funds may invest in loan participations. When the Fund purchases a loan participation, the Fund typically enters into a contractual relationship with the lender or third party selling such participations (“Selling Participant”), but not the borrower. As a result, the Fund assumes the credit risk of the borrower, the Selling Participant and any other persons positioned between the Fund and the borrower. The Fund may not directly benefit from the collateral supporting the senior loan in which it has purchased the loan participation.

Swap Agreements: The Short-Term Bond Fund entered into interest rate swap agreements. A swap agreement is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Swap agreements are negotiated in the OTC market and may be executed either directly with the counterparty (“OTC-traded”) or through a central clearing facility, such as a registered commodities exchange. Swap agreements are valued daily at current market value and any change in value is included in the net unrealized appreciation or depreciation on investments. Centrally cleared swaps pay or receive an amount known as “variation margin”, based on daily changes in the valuation of the swap contract. Payments received or paid by the Fund are recorded as realized gains or

Prudential Investment Portfolios 2	45

Notes to Financial Statements

continued

losses upon termination or maturity of the swap. Risk of loss may exceed amounts recognized on the Statements of Assets and Liabilities. Swap agreements outstanding at period end, if any, are listed on the Portfolio of Investments.

Interest Rate Swaps: Interest rate swaps represent an agreement between counterparties to exchange cash flows based on the difference between two interest rates, applied to a notional principal amount for a specified period. The Short-Term Bond Fund used interest rate swaps to either maintain its ability to generate steady cash flow by receiving a stream of fixed rate payments or to increase exposure to prevailing market rates by receiving floating rate payments using interest rate swap contracts. The Fund is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life.

Master Netting Arrangements: The Funds are subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of the Funds. A master netting arrangement between the Funds and the counterparty permits the Funds to offset amounts payable by the Funds to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Funds to cover each Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangement, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off, and the right of set-off is enforceable by law. During the reporting period, there was no intention to settle on a net basis and all amounts are presented on a gross basis on the Statement of Assets and Liabilities.

The Short-Term Bond Fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the Fund is held in a segregated account by the Fund’s custodian and with respect to those

46

amounts which can be sold or re-pledged, is presented in the Portfolio of Investments. Collateral pledged by the Fund is segregated by the Fund’s custodian and identified in the Portfolio of Investments. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the Fund and the applicable counterparty. Collateral requirements are determined based on the Fund’s net position with each counterparty. Termination events applicable to the Fund may occur upon a decline in the Fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the Fund’s counterparties to elect early termination could impact the Fund’s future derivative activity.

In addition to each instrument’s primary underlying risk exposure (e.g. interest rate, credit, equity or foreign exchange, etc.), swap agreements involve, to varying degrees, elements of credit risk, market risk and documentation risk. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreement, and that there will be unfavorable changes in net interest rates. In connection with these agreements, securities may be identified as collateral or received as collateral from the counterparty in accordance with the terms of the respective swap agreements to provide or receive assets of value and serve as recourse in the event of default or bankruptcy/insolvency of either party. Such OTC derivative agreements include conditions which when materialized, give the counterparty the right to cause an early termination of the transactions under those agreements. Any election by the counterparty for early termination of the contract(s) may impact the amounts reported on financial statements.

As of January 31, 2016, the Fund has not met conditions under such agreements that give the counterparty the right to call for an early termination.

Concentration of Risk: The ability of debt securities issuers (other than those issued or guaranteed by the U.S. Government) held by the Funds to meet their obligations may be affected by the economic or political developments in a specific industry, region or country. Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political and economic instability or the level of the governmental supervision and regulation of foreign securities markets.

Prudential Investment Portfolios 2	47

Notes to Financial Statements

continued

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized and unrealized gains or losses from investment and currency transactions are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis.

Expenses are recorded on the accrual basis, which may require the use of certain estimates by management that may differ from actual.

Dividends and Distributions: The Money Market Fund declares all of its net investment income and net realized short-term capital gains, if any, as dividends daily to its shareholders of record at the time of such declaration. The Short-Term Bond Fund declares all of its net investment income as dividends daily and pays monthly to its shareholders of record at the time of such declaration. Distributions of net realized capital gains, if any, are made annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-dividend date. Permanent book/tax differences relating to income and gains are reclassified amongst undistributed net investment income, accumulated net realized gain or loss and paid-in capital in excess of par, as appropriate.

Taxes: For federal income tax purposes, each Fund is treated as a separate taxpaying entity. It is the Money Market Fund and the Short-Term Bond Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign interest are recorded, net of reclaimable amounts, at the time the related income is earned.

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 2. Agreements

Under a management agreement with the Core Fund, PI manages each Fund’s investment operations and administers its business affairs. Pursuant to this agreement,

48

PI has responsibility for all investment advisory services and supervises the subadviser’s performance of such services. The Core Fund reimburses PI for its costs and expenses incurred in managing each Fund’s investment operations and administering its business affairs. The costs are accrued daily and payable monthly. For the year ended January 31, 2016, the costs were at an effective annual rate of .005% for the Money Market Fund and .021% for the Short-Term Bond Fund.

PI has entered into a subadvisory agreement with PGIM, Inc. The subadvisory agreement provides that PGIM, Inc. will furnish investment advisory services in connection with the management of the Core Fund. PGIM, Inc. is obligated to keep certain books and records of the Core Fund. For its services, PGIM, Inc. is reimbursed by PI for direct costs, excluding profit and overhead, incurred by PGIM, Inc. in furnishing services to PI. On January 4, 2016, Prudential Investment Management, Inc. (PIM) was renamed PGIM, Inc.

PI and PGIM, Inc. are indirect, wholly owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

The Short-Term Bond Fund has entered into a brokerage commission recapture agreement with certain registered broker-dealers. Under the brokerage commission recapture program, a portion of the commission is returned to the Short-Term Bond Fund on whose behalf the trades were made. Such amounts are included within realized gain or loss on investment transactions presented in the Statement of Operations. For the year ended January 31, 2016, brokerage commission recaptured under these agreements was $814.

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect wholly-owned subsidiary of Prudential, serves as the transfer agent of each Fund. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Funds may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors, and/or common officers. Such transactions are subject to ratification by the Board.

The Short-Term Bond Fund invests in the Money Market Fund. Net earnings from the Money Market Fund are disclosed on the Statement of Operations as “Affiliated dividend income”.

Prudential Investment Portfolios 2	49

Notes to Financial Statements

continued

Note 4. Portfolio Securities

The Short-Term Bond Fund’s cost of purchases and proceeds from sales of portfolio securities, other than short-term investments and U.S. Government securities, for the year ended January 31, 2016, were $713,829,808 and $1,652,355,871, respectively.

Note 5. Distributions and Tax Information

Distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-dividend date. In order to present undistributed net investment income, accumulated net realized gain/loss on investment transactions and paid-in capital in excess of par on the Statement of Assets and Liabilities that more closely represent their tax character, certain adjustments have been made to undistributed net investment income and accumulated net realized gain/loss on investment transactions. For the year ended January 31, 2016, the adjustments for the Money Market Fund were to increase undistributed net investment income and decrease accumulated net realized gain on investments by $731,698 due to reclassification of dividends. For the year ended January 31, 2016, the adjustments for the Short-Term Bond Fund were to increase undistributed net investment income and increase accumulated net realized loss on investment transactions by $8,100,277 due to reclassification of paydown gains/losses and swap income. Net investment income, net realized gain/loss on investments and net assets were not affected by this change.

The tax character of distributions paid during the year ended January 31, 2016 were as follows:

Fund	Ordinary Income
Money Market Fund	$86,029,922
Short-Term Bond Fund	$52,157,681

The tax character of distributions paid during the year ended January 31, 2015 were as follows:

Fund	Ordinary Income
Money Market Fund	$58,910,344
Short-Term Bond Fund	$46,447,865

50

As of January 31, 2016, the accumulated undistributed earnings on a tax basis were as follows:

Fund	Accumulated Ordinary Income
Money Market Fund*	$48,719
Short-Term Bond Fund**	$4,032,822

*	Includes a timing difference of $5,082 for dividends payable
**	Includes a timing difference of $10,692 for dividends payable

The United States federal income tax basis of the investments and the net unrealized depreciation for the Short-Term Bond Fund as of January 31, 2016 were as follows:

Tax Basis	Appreciation	Depreciation	Net Unrealized Appreciation	Other Cost Basis Adjustments	Adjusted Net Unrealized Depreciation
$3,034,221,850	$56,525,128	$(56,101,084)	$424,044	$(6,973,008)	$(6,548,964)

The other cost basis adjustments was primarily attributable to appreciation (depreciation) on swaps.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), the Core Funds are permitted to carryforward capital losses realized on or after February 1, 2011 (“post-enactment losses”) for an unlimited period. Post-enactment losses are required to be utilized before the utilization of losses incurred prior to the effective date of the Act. As a result of this ordering rule, capital loss carryforwards related to taxable years ending before January 31, 2012 (“pre-enactment losses”) may have an increased likelihood to expire unused. The Short-Term Bond Fund utilized approximately $17,999,000 of its capital loss carryforward to offset net taxable gains realized in the fiscal year ended January 31, 2016. No capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such losses. As of January 31, 2016, the pre and post-enactment losses for Short-Term Bond Fund were approximately:

Post-Enactment Losses:	$0

Pre-Enactment Losses:
Expiring 2017	$89,702,000
Expiring 2018	157,486,000
Expiring 2019	18,751,000

$265,939,000

Prudential Investment Portfolios 2	51

Notes to Financial Statements

continued

The Short-Term Bond Fund elected to treat post-October capital losses of approximately $5,303,000 as having been incurred in the following fiscal year (January 31, 2017).

Management has analyzed the Funds’ tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Funds’ financial statements for the current reporting period. The Funds’ federal, state and local income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Note 6. Capital

	Prudential Core Taxable Money Market Fund		Prudential Core Short-Term Bond Fund
	Shares	Amount	Shares	Amount
Year ended January 31, 2016:
Shares sold	322,681,351,710	$322,681,351,489	6,532,497	$60,600,000
Shares issued in reinvestment of dividends and distributions	91,532,647	91,532,647	5,601,204	52,147,100
Shares reacquired	(324,600,309,300)	(324,600,309,300)	(80,669,793)	(752,316,716)

Net increase (decrease) in shares outstanding	(1,827,424,943)	$(1,827,425,164)	(68,536,092)	$(639,569,616)

Year ended January 31, 2015:
Shares sold	274,232,461,445	$274,232,461,445	—	$—
Shares issued in reinvestment of dividends and distributions	57,613,148	57,613,148	4,970,849	46,473,100
Shares reacquired	(269,093,963,593)	(269,093,963,593)	(8,880,444)	(83,000,000)

Net increase (decrease) in shares outstanding	5,196,111,000	$5,196,111,000	(3,909,595)	$(36,526,900)

Note 7. Borrowings

The Short-Term Bond Fund, along with other affiliated registered investment companies (the “Portfolios”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $900 million for the period October 8, 2015 through October 6, 2016. The

52

Portfolios pay an annualized commitment fee of 0.11% on the unused portion of the SCA. Interest on any borrowings under the SCA is paid at contracted market rates. Prior to October 8, 2015, the Portfolios had another SCA that provided a commitment of $900 million and the Portfolios paid an annualized commitment fee of 0.075% of the unused portion of the SCA. The Short-Term Bond Fund’s portion of the commitment fee for the unused amount is accrued daily and paid quarterly.

The Short-Term Bond Fund did not utilize the SCA during the year ended January 31, 2016.

Note 8. New Accounting Pronouncements

In May 2015, the FASB issued Accounting Standards Update (“ASU”) No. 2015-07 regarding “Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share”. The amendments in this update are effective for the Fund for fiscal years beginning after December 15, 2015, and interim periods within those fiscal years. ASU No. 2015-07 will eliminate the requirement to categorize investments in the fair value hierarchy if their fair value is measured at net asset value (“NAV”) per share (or its equivalent) using the practical expedient in the FASB’s fair value measurement guidance. Management has evaluated the implications of ASU No. 2015-07 and it has been determined that there is no impact on the financial statement disclosures.

In January 2016, the FASB issued ASU No. 2016-01 regarding “Recognition and Measurement of Financial Assets and Financial Liabilities”. The new guidance is intended to enhance the reporting model for financial instruments to provide users of financial statements with more decision-useful information and addresses certain aspects of the recognition, measurement, presentation, and disclosure of financial instruments. The new standard affects all entities that hold financial assets or owe financial liabilities. The new guidance is effective for public companies for fiscal years beginning after December 15, 2017, including interim periods within those fiscal years. At this time, management is evaluating the implications of ASU No. 2016-01 and its impact on the financial statements and disclosures has not yet been determined.

Prudential Investment Portfolios 2	53

Financial Highlights

Prudential Core Taxable Money Market Fund
	Year Ended January 31,
	2016(c)		2015		2014		2013		2012
Per Share Operating Performance:
Net Asset Value, Beginning Of Year	$1.00		$1.00		$1.00		$1.00		$1.00
Income (loss) from investment operations:
Net investment income and net realized gains	-	(a)	-	(a)	-	(a)	-	(a)	-	(a)
Dividends and distributions to shareholders	-	(a)	-	(a)	-	(a)	-	(a)	-	(a)
Net asset value, end of year	$1.00		$1.00		$1.00		$1.00		$1.00
Total Return(b):	.21%		.15%		.15%		.21%		.20%

Ratios/Supplemental Data:
Net assets, end of year (000)	$41,757,809		$43,585,206		$38,389,097		$33,134,378		$31,319,289
Average net assets (000)	$41,343,564		$40,003,023		$37,135,455		$33,655,642		$27,404,748
Ratios to average net assets:
Expenses after waivers and/or expense reimbursement	.01%		.01%		.01%		.01%		.01%
Expenses before waivers and/or expense reimbursement	.01%		.01%		.01%		.01%		.01%
Net investment income	.21%		.15%		.15%		.21%		.19%

(a) Less than $.005 per share.

(b) Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles.

(c) Calculated based on average shares outstanding during the year.

See Notes to Financial Statements.

54

Prudential Core Short-Term Bond Fund
	Year Ended January 31,
	2016(c)	2015	2014	2013	2012
Per Share Operating Performance:
Net Asset Value, Beginning Of Year	$9.33	$9.33	$9.30	$8.90	$9.01
Income (loss) from investment operations:
Net investment income	.13	.16	.19	.16	.15
Net realized and unrealized gain (loss) on investment transactions	(.03)	(.04)	(.03)	.37	(.14)
Total from investment operations	.10	.12	.16	.53	.01
Less Dividends:
Dividends from net investment income	(.15)	(.12)	(.13)	(.13)	(.12)
Net asset value, end of year	$9.28	$9.33	$9.33	$9.30	$8.90
Total Return(a):	1.04%	1.28%	1.72%	5.97%	.12%

Ratios/Supplemental Data:
Net assets, end of year (000)	$2,994,467	$3,652,005	$3,687,839	$3,690,104	$3,540,330
Average net assets (000)	$3,403,519	$3,649,937	$3,680,946	$3,609,806	$3,598,740
Ratios to average net assets(b):
Expenses after waivers and/or expense reimbursement	.03%	.03%	.03%	.03%	.03%
Expenses before waivers and/or expense reimbursement	.03%	.03%	.03%	.03%	.03%
Net investment income	1.34%	1.71%	2.00%	1.74%	1.62%
Portfolio turnover rate	25%	34%	52%	49%	31%

(a) Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles.

(b) Does not include expenses of the underlying portfolio in which the Fund invests.

(c) Calculated based on average shares outstanding during the year.

See Notes to Financial Statements.

Prudential Investment Portfolios 2	55

Report of Independent Registered Public

Accounting Firm

The Board of Trustees and Shareholders

Prudential Investment Portfolios 2:

We have audited the accompanying statements of assets and liabilities of Prudential Core Taxable Money Market Fund and Prudential Core Short-Term Bond Fund (hereafter referred to as the “Funds”), each a series of Prudential Investment Portfolios 2, including the portfolios of investments, as of January 31, 2016, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of January 31, 2016, by correspondence with the custodian, transfer agent and brokers or by other appropriate auditing procedures when replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Funds as of January 31, 2016, and the results of their operations, the changes in their net assets and the financial highlights for the years described in the first paragraph above, in conformity with U.S. generally accepted accounting principles.

New York, New York

March 23, 2016

56

Federal Income Tax Information

(Unaudited)

For the year ended January 31, 2016, the Money Market Fund reports 100% and Short-Term Bond Fund reports 98.28% as interest-related dividends in accordance with Sections 871(k)(1) and 881(e)(1) of the Internal Revenue Code.

In January 2017, you will be advised on IRS Form 1099-DIV or substitute Form 1099, as to the Federal tax status of the distributions received by you in calendar year 2016.

Prudential Investment Portfolios 2	57

INFORMATION ABOUT BOARD MEMBERS AND OFFICERS

(Unaudited)

Information about Board Members and Officers of the Fund is set forth below. Board Members who are not deemed to be “interested persons” of the Fund, as defined in the 1940 Act, are referred to as “Independent Board Members.” Board Members who are deemed to be “interested persons” of the Fund are referred to as “Interested Board Members.” The Board Members are responsible for the overall supervision of the operations of the Fund and perform the various duties imposed on the directors of investment companies by the 1940 Act. The Board in turn elects the Officers, who are responsible for administering the day-to-day operations of the Fund.

Independent Board Members(1)

Name, Address, Age Position(s) Portfolios Overseen	Principal Occupation(s) During Past Five Years	Other Directorships Held During Past Five Years
Ellen S. Alberding (58) Board Member Portfolios Overseen: 67	President and Board Member, The Joyce Foundation (charitable foundation) (since 2002); Vice Chair, City Colleges of Chicago (community college system) (since 2011); Trustee, Skills for America’s Future (national initiative to connect employers to community colleges) (since 2011); Trustee, National Park Foundation (charitable foundation for national park system) (since 2009); Trustee, Economic Club of Chicago (since 2009).	None.
Kevin J. Bannon (63) Board Member Portfolios Overseen: 67	Managing Director (April 2008-May 2015) and Chief Investment Officer (October 2008-November 2013) of Highmount Capital LLC (registered investment adviser); formerly Executive Vice President and Chief Investment Officer (April 1993-August 2007) of Bank of New York Company; President (May 2003-May 2007) of BNY Hamilton Family of Mutual Funds.	Director of Urstadt Biddle Properties (equity real estate investment trust) (since September 2008).
Linda W. Bynoe (63) Board Member Portfolios Overseen: 67	President and Chief Executive Officer (since March 1995) and formerly Chief Operating Officer (December 1989-February 1995) of Telemat Ltd. (management consulting); formerly Vice President (January 1985-June 1989) at Morgan Stanley & Co. (broker-dealer).	Director of Simon Property Group, Inc. (retail real estate) (May 2003-May 2012); Director of Anixter International, Inc. (communication products distributor) (since January 2006); Director of Northern Trust Corporation (financial services) (since April 2006); Trustee of Equity Residential (residential real estate) (since December 2009).

Prudential Investment Portfolios 2

Independent Board Members(1)

Name, Address, Age Position(s) Portfolios Overseen	Principal Occupation(s) During Past Five Years	Other Directorships Held During Past Five Years
Keith F. Hartstein (59) Board Member Portfolios Overseen: 67	Retired; Member (since November 2014) of the Governing Council of the Independent Directors Council (organization of independent mutual fund directors); formerly President and Chief Executive Officer (2005-2012), Senior Vice President (2004-2005), Senior Vice President of Sales and Marketing (1997-2004), and various executive management positions (1990-1997), John Hancock Funds, LLC (asset management); Chairman, Investment Company Institute’s Sales Force Marketing Committee (2003-2008).	None.
Michael S. Hyland, CFA (70) Board Member Portfolios Overseen: 67	Retired (since February 2005); formerly Senior Managing Director (July 2001-February 2005) of Bear Stearns & Co, Inc.; Global Partner, INVESCO (1999-2001); Managing Director and President of Salomon Brothers Asset Management (1989-1999).	None.
Richard A. Redeker (72) Board Member & Independent Chair Portfolios Overseen: 67	Retired Mutual Fund Senior Executive (47 years); Management Consultant; Director, Mutual Fund Directors Forum (since 2014); Independent Directors Council (organization of independent mutual fund directors)-Executive Committee, Chair of Policy Steering Committee, Governing Council.	None.
Stephen G. Stoneburn (72) Board Member Portfolios Overseen: 67	Chairman (since July 2011), President and Chief Executive Officer (since June 1996) of Quadrant Media Corp. (publishing company); formerly President (June 1995-June 1996) of Argus Integrated Media, Inc.; Senior Vice President and Managing Director (January 1993-1995) of Cowles Business Media; Senior Vice President of Fairchild Publications, Inc. (1975-1989).	None.

Visit our website at www.prudentialfunds.com

Interested Board Members(1)

Name, Address, Age Position(s) Portfolios Overseen	Principal Occupation(s) During Past Five Years	Other Directorships Held During Past Five Years
Stuart S. Parker (53) Board Member & President Portfolios Overseen: 67	President of Prudential Investments LLC (since January 2012); Executive Vice President of Prudential Investment Management Services LLC (since December 2012); Executive Vice President of Jennison Associates LLC and Head of Retail Distribution of Prudential Investments LLC (June 2005-December 2011).	None.
Scott E. Benjamin (43) Board Member & Vice President Portfolios Overseen: 67	Executive Vice President (since June 2009) of Prudential Investments LLC; Executive Vice President (June 2009-June 2012) and Vice President (since June 2012) of Prudential Investment Management Services LLC; Executive Vice President (since September 2009) of AST Investment Services, Inc.; Senior Vice President of Product Development and Marketing, Prudential Investments (since February 2006); Vice President of Product Development and Product Management, Prudential Investments (2003-2006).	None.
Grace C. Torres* (56) Board Member Portfolios Overseen: 65	Retired; formerly Treasurer and Principal Financial and Accounting Officer of the Prudential Investments Funds, Target Funds, Advanced Series Trust, Prudential Variable Contract Accounts and The Prudential Series Fund (1998-June 2014); Assistant Treasurer (March 1999-June 2014) and Senior Vice President (September 1999-June 2014) of Prudential Investments LLC; Assistant Treasurer (May 2003-June 2014) and Vice President (June 2005-June 2014) of AST Investment Services, Inc.; Senior Vice President and Assistant Treasurer (May 2003-June 2014) of Prudential Annuities Advisory Services, Inc.	Director (since July 2015) of Sun Bancorp, Inc. N.A.

*	Note: Prior to her retirement in 2014, Ms. Torres was employed by Prudential Investments LLC. Due to her prior employment, she is considered to be an “interested person” under the 1940 Act. Ms. Torres is a non-management Interested Board Member.
(1)	The year that each Board Member joined the Fund’s Board is as follows:

Ellen S. Alberding, 2013; Kevin J. Bannon, 2008; Linda W. Bynoe, 2005; Keith F. Hartstein, 2013; Michael S. Hyland, 2008; Stephen P. Munn, 2008; James E. Quinn, 2013; Richard A. Redeker, 2003; Stephen G. Stoneburn, 1999; Grace C. Torres, 2014; Stuart S. Parker, Board Member and President since 2012; Scott E. Benjamin, Board Member since 2010 and Vice President since 2009.

Prudential Investment Portfolios 2

Fund Officers(a)

Name, Address and Age Position with Fund	Principal Occupation(s) During Past Five Years	Length of Service as Fund Officer
Raymond A. O’Hara (60) Chief Legal Officer	Vice President and Corporate Counsel (since July 2010) of Prudential Insurance Company of America (Prudential); Vice President (March 2011-Present) of Pruco Life Insurance Company and Pruco Life Insurance Company of New Jersey; Vice President and Corporate Counsel (March 2011-Present) of Prudential Annuities Life Assurance Corporation; Chief Legal Officer of Prudential Investments LLC (since June 2012); Chief Legal Officer of Prudential Mutual Fund Services LLC (since June 2012) and Corporate Counsel of AST Investment Services, Inc. (since June 2012); formerly Assistant Vice President and Corporate Counsel (September 2008-July 2010) of The Hartford Financial Services Group, Inc.; formerly Associate (September 1980-December 1987) and Partner (January 1988–August 2008) of Blazzard & Hasenauer, P.C. (formerly, Blazzard, Grodd & Hasenauer, P.C.).	Since 2012
Chad A. Earnst (40) Chief Compliance Officer	Chief Compliance Officer (September 2014-Present) of Prudential Investments LLC; Chief Compliance Officer (September 2014-Present) of the Prudential Investments Funds, Target Funds, Advanced Series Trust, The Prudential Series Fund, Prudential’s Gibraltar Fund, Inc., Prudential Global Short Duration High Yield Income Fund, Inc., Prudential Short Duration High Yield Fund, Inc. and Prudential Jennison MLP Income Fund, Inc.; formerly Assistant Director (March 2010-August 2014) of the Asset Management Unit, Division of Enforcement, US Securities & Exchange Commission; Assistant Regional Director (January 2010-August 2014), Branch Chief (June 2006–December 2009) and Senior Counsel (April 2003-May 2006) of the Miami Regional Office, Division of Enforcement, US Securities & Exchange Commission.	Since 2014
Deborah A. Docs (58) Secretary	Vice President and Corporate Counsel (since January 2001) of Prudential; Vice President (since December 1996) and Assistant Secretary (since March 1999) of Prudential Investments LLC; formerly Vice President and Assistant Secretary (May 2003-June 2005) of AST Investment Services, Inc.	Since 2004
Jonathan D. Shain (57) Assistant Secretary	Vice President and Corporate Counsel (since August 1998) of Prudential; Vice President and Assistant Secretary (since May 2001) of Prudential Investments LLC; Vice President and Assistant Secretary (since February 2001) of Prudential Mutual Fund Services LLC; formerly Vice President and Assistant Secretary (May 2003-June 2005) of AST Investment Services, Inc.	Since 2005

Visit our website at www.prudentialfunds.com

Fund Officers(a)

Name, Address and Age Position with Fund	Principal Occupation(s) During Past Five Years	Length of Service as Fund Officer
Claudia DiGiacomo (41) Assistant Secretary	Vice President and Corporate Counsel (since January 2005) of Prudential; Vice President and Assistant Secretary of Prudential Investments LLC (since December 2005); Associate at Sidley Austin Brown & Wood LLP (1999-2004).	Since 2005
Andrew R. French (53) Assistant Secretary	Vice President and Corporate Counsel (since February 2010) of Prudential; formerly Director and Corporate Counsel (2006-2010) of Prudential; Vice President and Assistant Secretary (since January 2007) of Prudential Investments LLC; Vice President and Assistant Secretary (since January 2007) of Prudential Mutual Fund Services LLC.	Since 2006
Amanda S. Ryan (38) Assistant Secretary	Director and Corporate Counsel (since March 2012) of Prudential; Director and Assistant Secretary (since June 2012) of Prudential Investments LLC; Associate at Ropes & Gray LLP (2008-2012).	Since 2012
Theresa C. Thompson (53) Deputy Chief Compliance Officer	Vice President, Compliance, Prudential Investments LLC (since April 2004); and Director, Compliance, Prudential Investments LLC (2001-2004).	Since 2008
Richard W. Kinville (47) Anti-Money Laundering Compliance Officer	Vice President, Corporate Compliance, Anti-Money Laundering Unit (since January 2005) of Prudential; committee member of the American Council of Life Insurers Anti-Money Laundering and Critical Infrastructure Committee (since January 2007); formerly Investigator and Supervisor in the Special Investigations Unit for the New York Central Mutual Fire Insurance Company (August 1994-January 1999); Investigator in AXA Financial’s Internal Audit Department and Manager in AXA’s Anti-Money Laundering Office (January 1999-January 2005); first chair of the American Council of Life Insurers Anti-Money Laundering and Critical Infrastructure Committee (June 2007-December 2009).	Since 2011
M. Sadiq Peshimam (52) Treasurer and Principal Financial and Accounting Officer	Vice President (since 2005) of Prudential Investments LLC; formerly Assistant Treasurer of funds in the Prudential Mutual Fund Complex (2006-2014).	Since 2006
Peter Parrella (57) Assistant Treasurer	Vice President (since 2007) and Director (2004-2007) within Prudential Mutual Fund Administration; formerly Tax Manager at SSB Citi Fund Management LLC (1997-2004).	Since 2007
Lana Lomuti (48) Assistant Treasurer	Vice President (since 2007) and Director (2005-2007), within Prudential Mutual Fund Administration; formerly Assistant Treasurer (December 2007-February 2014) of The Greater China Fund, Inc.	Since 2014
Linda McMullin (54) Assistant Treasurer	Vice President (since 2011) and Director (2008-2011) within Prudential Mutual Fund Administration.	Since 2014
Kelly A. Coyne (47) Assistant Treasurer	Director, Investment Operations of Prudential Mutual Fund Services LLC (since 2010).	Since 2015

Prudential Investment Portfolios 2

(a)	Excludes Mr. Parker and Mr. Benjamin, interested Board Members who also serve as President and Vice President, respectively.

Explanatory Notes to Tables:

•	Board Members are deemed to be “Interested,” as defined in the 1940 Act, by reason of their affiliation with Prudential Investments LLC and/or an affiliate of Prudential Investments LLC.

•	Unless otherwise noted, the address of all Board Members and Officers is c/o Prudential Investments LLC, 655 Broad Street, Newark, New Jersey 07102-4410.

•	There is no set term of office for Board Members or Officers. The Board Members have adopted a retirement policy, which calls for the retirement of Board Members on December 31 of the year in which they reach the age of 75.

•	“Other Directorships Held” includes only directorships of companies required to register or file reports with the SEC under the 1934 Act (that is, “public companies”) or other investment companies registered under the 1940 Act.

•	“Portfolios Overseen” includes all investment companies managed by Prudential Investments LLC. The investment companies for which Prudential Investments LLC serves as manager include the Prudential Investments Mutual Funds, The Prudential Variable Contract Accounts, Target Mutual Funds, Prudential Short Duration High Yield Fund, Inc., Prudential Global Short Duration High Yield Fund, Inc., The Prudential Series Fund, Prudential’s Gibraltar Fund, Inc. and the Advanced Series Trust.

Visit our website at www.prudentialfunds.com

Performance Discussion: Prudential Core Short-Term Bond Fund

During the fiscal year ended January 31, 2016, the Fund’s net asset value (NAV) experienced minimal volatility and ended the year slipping two cents on an unadjusted basis (three cents of NAV paid out in distribution late in 2015). Prices and spreads for front end markets slipped slightly in front of impending regulatory changes for money market products and anticipated higher rates. Ultimately, the first interest rate hike of 25 basis points did take place late in the fourth quarter of 2015 but the lone action was later than anticipated. As a means of reducing the duration of the portfolio, the Fund did utilize interest rate swaps. These swaps did not significantly impact the Fund’s performance.

Item 2 – Code of Ethics — See Exhibit (a)

As of the end of the period covered by this report, the registrant has adopted a code of ethics (the “Section 406 Standards for Investment Companies – Ethical Standards for Principal Executive and Financial Officers”) that applies to the registrant’s Principal Executive Officer and Principal Financial Officer; the registrant’s Principal Financial Officer also serves as the Principal Accounting Officer.

The registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics. To request a copy of the code of ethics, contact the registrant 973-367-7521, and ask for a copy of the Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers.

Item 3 – Audit Committee Financial Expert –

The registrant’s Board has determined that Mr. Kevin J. Bannon, member of the Board’s Audit Committee is an “audit committee financial expert,” and that he is “independent,” for purposes of this Item.

Item 4 – Principal Accountant Fees and Services –

(a)	Audit Fees

For the fiscal years ended January 31, 2016 and January 31, 2015, KPMG LLP (“KPMG”), the Registrant’s principal accountant, billed the Registrant $67,169 and $56,775 respectively, for professional services rendered for the audit of the Registrant’s annual financial statements or services that are normally provided in connection with statutory and regulatory filings.

(b)	Audit-Related Fees

For the fiscal years ended January 31, 2016 and January 31, 2015: none.

(c)	Tax Fees

For the fiscal years ended January 31, 2016 and January 31, 2015: none.

(d)	All Other Fees

For the fiscal years ended January 31, 2016 and January 31, 2015: none.

(e) (1)	Audit Committee Pre-Approval Policies and Procedures

THE PRUDENTIAL MUTUAL FUNDS

AUDIT COMMITTEE POLICY

on

Pre-Approval of Services Provided by the Independent Accountants

The Audit Committee of each Prudential Mutual Fund is charged with the responsibility to monitor the independence of the Fund’s independent accountants. As part of this responsibility, the Audit Committee must pre-approve any independent accounting firm’s engagement to render audit and/or permissible non-audit services, as required by law. In evaluating a proposed engagement of the independent accountants, the Audit Committee will assess the effect that the engagement might reasonably be expected to have on the accountant’s independence. The Committee’s evaluation will be based on:

•	a review of the nature of the professional services expected to be provided,

•	a review of the safeguards put into place by the accounting firm to safeguard independence, and

•	periodic meetings with the accounting firm.

Policy for Audit and Non-Audit Services Provided to the Funds

On an annual basis, the scope of audits for each Fund, audit fees and expenses, and audit-related and non-audit services (and fees proposed in respect thereof) proposed to be performed by the Fund’s independent accountants will be presented by the Treasurer and the independent accountants to the Audit Committee for review and, as appropriate, approval prior to the initiation of such services. Such presentation shall be accompanied by confirmation by both the Treasurer and the independent accountants that the proposed services will not adversely affect the independence of the independent accountants. Proposed services shall be described in sufficient detail to enable the Audit Committee to assess the appropriateness of such services and fees, and the compatibility of the provision of such services with the auditor’s independence. The Committee shall receive periodic reports on the progress of the audit and other services which are approved by the Committee or by the Committee Chair pursuant to authority delegated in this Policy.

The categories of services enumerated under “Audit Services”, “Audit-related Services”, and “Tax Services” are intended to provide guidance to the Treasurer and the independent accountants as to those categories of services which the Committee believes are generally consistent with the independence of the independent accountants and which the Committee (or the Committee Chair) would expect upon the presentation of specific proposals to pre-approve. The enumerated categories are not intended as an exclusive list of audit, audit-related or tax services, which the Committee (or the Committee Chair) would consider for pre-approval.

Audit Services

The following categories of audit services are considered to be consistent with the role of the Fund’s independent accountants:

•	Annual Fund financial statement audits

•	Seed audits (related to new product filings, as required)

•	SEC and regulatory filings and consents

Audit-related Services

The following categories of audit-related services are considered to be consistent with the role of the Fund’s independent accountants:

•	Accounting consultations

•	Fund merger support services

•	Agreed Upon Procedure Reports

•	Attestation Reports

•	Other Internal Control Reports

Individual audit-related services that fall within one of these categories and are not presented to the Audit Committee as part of the annual pre-approval process will be subject to pre-approval by the Committee Chair (or any other Committee member on whom this responsibility has been delegated) so long as the estimated fee for those services does not exceed $30,000.

Tax Services

The following categories of tax services are considered to be consistent with the role of the Fund’s independent accountants:

•	Tax compliance services related to the filing or amendment of the following:

•	Federal, state and local income tax compliance; and,

•	Sales and use tax compliance

•	Timely RIC qualification reviews

•	Tax distribution analysis and planning

•	Tax authority examination services

•	Tax appeals support services

•	Accounting methods studies

•	Fund merger support services

•	Tax consulting services and related projects

Individual tax services that fall within one of these categories and are not presented to the Audit Committee as part of the annual pre-approval process will be subject to pre-approval by the Committee Chair (or any other Committee member on whom this responsibility has been delegated) so long as the estimated fee for those services does not exceed $30,000.

Other Non-audit Services

Certain non-audit services that the independent accountants are legally permitted to render will be subject to pre-approval by the Committee or by one or more Committee members to whom the Committee has delegated this authority and who will report to the full Committee any pre-approval decisions made pursuant to this Policy. Non-audit services presented for pre-approval pursuant to this paragraph will be accompanied by a confirmation from both the Treasurer and the independent accountants that the proposed services will not adversely affect the independence of the independent accountants.

Proscribed Services

The Fund’s independent accountants will not render services in the following categories of non-audit services:

•	Bookkeeping or other services related to the accounting records or financial statements of the Fund

•	Financial information systems design and implementation

•	Appraisal or valuation services, fairness opinions, or contribution-in-kind reports

•	Actuarial services

•	Internal audit outsourcing services

•	Management functions or human resources

•	Broker or dealer, investment adviser, or investment banking services

•	Legal services and expert services unrelated to the audit

•	Any other service that the Public Company Accounting Oversight Board determines, by regulation, is impermissible.

Pre-approval of Non-Audit Services Provided to Other Entities Within the Prudential Fund Complex

Certain non-audit services provided to Prudential Investments LLC or any of its affiliates that also provide ongoing services to the Prudential Mutual Funds will be subject to pre-approval by the Audit Committee. The only non-audit services provided to these entities that will require pre-approval are those related directly to the operations and financial reporting of the Funds. Individual projects that are not presented to the Audit Committee as part of the annual pre-approval process will be subject to pre-approval by the Committee Chair (or any other Committee member on whom this responsibility has been delegated) so long as the estimated fee for those services does not exceed $30,000. Services presented for pre-approval pursuant to this paragraph will be accompanied by a confirmation from both the Treasurer and the independent accountants that the proposed services will not adversely affect the independence of the independent accountants.

Although the Audit Committee will not pre-approve all services provided to Prudential Investments LLC and its affiliates, the Committee will receive an annual report from the Fund’s independent accounting firm showing the aggregate fees for all services provided to Prudential Investments and its affiliates.

(e) (2)	Percentage of services referred to in 4(b) – 4(d) that were approved by the audit committee –

For the fiscal years ended January 31, 2016 and January 31, 2015: not applicable.

(f)	Percentage of hours expended attributable to work performed by other than full time employees of principal accountant if greater than 50%.

The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was 0%.

(g)	Non-Audit Fees

The aggregate non-audit fees billed by KPMG for services rendered to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant for the fiscal years ended January 31, 2016 and January 31, 2015 was $0 and $0, respectively.

(h)	Principal Accountant’s Independence

Not applicable as KPMG has not provided non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X.

Item 5 – Audit Committee of Listed Registrants – Not applicable.

Item 6 – Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10 – Submission of Matters to a Vote of Security Holders – Not applicable.

Item 11 – Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There has been no significant change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Exhibits

(a)	(1) Code of Ethics – Attached hereto as Exhibit EX-99.CODE-ETH

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

(3) Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Prudential Investment Portfolios 2

By:	/s/ Deborah A. Docs
Deborah A. Docs
Secretary

Date:	March 23, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date:	March 23, 2016

By:	/s/ M. Sadiq Peshimam
M. Sadiq Peshimam
Treasurer and Principal Financial and Accounting Officer

Date:	March 23, 2016